UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1027

Name of Registrant:	Vanguard World Funds;

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2006

Item 1:	Schedule of Investments

Vanguard U.S. Growth Fund
Schedule of Investments
November 30, 2006

	Shares	Market Value ($000)

Common Stocks (95.4%)

Consumer Discretionary (8.7%)
* Kohl's Corp.	1,928,714	134,238
* Comcast Corp. Class A	3,226,760	130,555
NIKE, Inc. Class B	766,255	75,821
Marriott International, Inc. Class A	1,452,304	65,571
Lowe's Cos., Inc.	1,301,076	39,240
Johnson Controls, Inc.	448,105	36,444
Staples, Inc.	1,421,610	36,208

		518,077

Consumer Staples (5.1%)
The Procter & Gamble Co.	2,165,560	135,975
PepsiCo, Inc.	882,770	54,705
Wal-Mart Stores, Inc.	791,365	36,482
Walgreen Co.	822,273	33,294
Wal-Mart de Mexico SA de Cv	738,130	27,624
Whole Foods Market, Inc.	334,400	16,319

		304,399

Energy (4.8%)
Schlumberger Ltd.	3,586,040	245,572
Suncor Energy, Inc.	501,875	39,658

	285,230

Financials (19.8%)
The Goldman Sachs Group, Inc.	1,257,480	244,957
Legg Mason Inc.	1,751,860	167,057
American International Group, Inc.	2,012,680	141,532
Charles Schwab Corp.	7,362,115	135,020
Merrill Lynch & Co., Inc.	1,222,928	106,921
JPMorgan Chase & Co.	2,307,060	106,771
Citigroup, Inc.	1,594,360	79,064
The Chicago Mercantile Exchange	137,690	73,747
State Street Corp.	567,850	35,280
Capital One Financial Corp.	417,855	32,543
Franklin Resources Corp.	268,860	28,698
*^ NYSE Group Inc.	215,860	21,607

		1,173,197

Health Care (20.2%)
* Genentech, Inc.	2,891,470	236,378
* WellPoint Inc.	2,362,702	178,786
Teva Pharmaceutical Industries Ltd. Sponsored ADR	4,762,940	152,700
* Gilead Sciences, Inc.	2,081,170	137,191
* Amgen, Inc.	1,409,535	100,077
* Alcon, Inc.	809,320	88,718
Merck & Co., Inc.	1,746,950	77,757
Eli Lilly & Co.	1,378,710	73,885
UnitedHealth Group Inc.	1,223,546	60,052
Medtronic, Inc.	760,656	39,653
C.R. Bard, Inc.	424,580	34,939
* MedImmune Inc.	630,705	20,618

		1,200,754

Industrials (9.7%)
Danaher Corp.	2,344,541	171,433
The Boeing Co.	1,385,180	122,630
General Electric Co.	1,829,850	64,557
Emerson Electric Co.	652,930	56,609
Rockwell Collins, Inc.	904,050	54,541
United Technologies Corp.	720,200	46,475
3M Co.	421,220	34,313
Rockwell Automation, Inc.	395,450	25,736

		576,294

Information Technology (26.2%)
* Apple Computer, Inc.	2,195,600	201,293
* Google Inc.	396,825	192,428
QUALCOMM Inc.	3,873,425	141,729
* Advanced Micro Devices, Inc.	5,059,120	109,125
Infosys Technologies Ltd. ADR	1,711,200	91,601
* Broadcom Corp.	2,783,070	91,368
* Network Appliance, Inc.	2,224,630	87,228
* Cisco Systems, Inc.	2,815,218	75,673
Paychex, Inc.	1,804,736	71,125
* Sun Microsystems, Inc.	12,695,785	68,811
* NVIDIA Corp.	1,841,440	68,115
* Yahoo! Inc.	2,404,315	64,892
Jabil Circuit, Inc.	2,080,320	58,998
* Adobe Systems, Inc.	1,394,725	55,970
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,113,320	54,968
SAP AG ADR	899,400	46,967
* EMC Corp.	3,149,050	41,284
* Corning, Inc.	1,464,185	31,568

		1,553,143

Materials (0.9%)
Praxair, Inc.	844,680	52,708

Utilities (0.0%)
* Dynegy, Inc.	130,329	885

Exchange-Traded Fund (0.0%)
1 Vanguard Growth ETF	3,100	180

Total Common Stocks
(Cost $4,773,961)	5,664,867

Temporary Cash Investments (4.9%)

Money Market Fund (4.6%)

2 Vanguard Market Liquidity Fund, 5.290%	272,052,579	272,053

	Face Amount ($000)

U.S. Agency Obligation (0.3%)

3 Federal Home Loan Mortgage Corp.
4 5.150%, 12/26/20	20,000	19,929

Total Temporary Cash Investments
(Cost $291,982)	291,982

Total Investments (100.3%)
(Cost $5,065,943)	5,956,849

Other Assets and Liabilities-Net (-0.3%)	(18,225)

Net Assets (100%)	5,938,624

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4	Securities with a value of $19,929,000 have been segregated as initial margin for open futures contracts.
ADR	- American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At November 30, 2006, the cost of investment securities for tax purposes was $5,065,943,000. Net unrealized appreciation of investment securities for tax purposes was $890,906,000, consisting of unrealized gains of $1,017,912,000 on securities that had risen in value since their purchase and $127,006,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.8% and 1.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At November 30, 2006 the aggregate settlement value of open futures contracts expiring through March 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P 500 Index	1,600	112,232	97
S&P 500 Index	163	57,257	3,061
E-mini S&P MidCap Index	445	36,063	928

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard International Growth Fund
Schedule of Investments
November 30, 2006

	Shares	Market Value ($000)

Common Stocks (96.6%)

Australia (3.1%)
^ Macquarie Infrastucture Group	31,397,896	86,795
* Brambles Ltd.	8,283,000	84,234
Woolworths Ltd.	4,842,800	83,988
Woodside Petroleum Ltd.	2,352,000	69,975
BHP Billiton Ltd.	3,094,100	64,085
^ James Hardie Industries NV	7,105,000	47,260
Macquarie Bank Ltd.	732,000	41,941

		478,278

Belgium (0.8%)
KBC Bank & Verzekerings Holding	1,099,000	124,054

Brazil (4.3%)
Petroleo Brasileiro ADR	2,217,000	208,731
Petroleo Brasileiro Series A ADR	1,493,200	126,773
Unibanco-Uniao de Bancos Brasileiros SA	13,570,000	114,955
Companhia Vale do Rio Doce ADR	4,265,400	100,450
Banco Itau Holding Financeira SA ADR	3,108,600	104,076

		654,985

Canada (1.5%)
Suncor Energy, Inc.	2,029,000	159,904
Nova Chemicals Corp.	2,368,000	68,759

		228,663

China (0.8%)
^ China Resources Enterprise Ltd.	18,920,000	47,927
^ CNOOC Ltd.	44,035,000	39,043
^ China Unicom Ltd.	29,270,000	33,777

		120,747

Denmark (0.5%)
Novo Nordisk A/S B Shares	970,000	75,048

France (10.5%)
^ Suez SA	4,928,400	237,078
^ Societe Generale Class A	1,211,700	203,829
Total SA	2,166,000	154,515
^ L'Oreal SA	1,503,400	152,020
^ Essilor International SA	1,340,000	144,257
AXA	3,771,000	143,401
^ Renault SA	1,165,000	140,204
^ Groupe Danone	846,000	130,549
Schneider Electric SA	1,099,000	119,494
^ Imerys SA	601,000	52,799
^ Pernod Ricard SA	220,850	49,042
Sanofi-Aventis	510,000	44,969
^ Veolia Environnement	470,000	31,215

		1,603,372

Germany (5.8%)
SAP AG	1,595,500	333,812
Deutsche Bank AG	1,844,000	237,909
Siemens AG	755,000	72,038
^ Celesio AG	1,337,000	68,576
Porsche AG	56,000	65,070
^ Bayerische Motoren Werke AG	1,107,600	61,168
^ Adidas AG	1,074,840	52,960

		891,533

Greece (0.8%)
National Bank of Greece SA	2,556,335	117,411

Hong Kong (1.2%)
Esprit Holdings Ltd.	5,500,000	56,961
Jardine Matheson Holdings Ltd.	2,708,400	53,665
Hong Kong Exchanges & Clearing Ltd.	4,790,000	42,096
* Hutchison Telecommunications International Ltd.	15,070,000	32,873

		185,595

India (1.6%)
*1 Satyam Computer Services Ltd. Warrants Exp. 10/13/2010	7,912,000	82,138
*1 State Bank of India Warrants Exp. 1/28/2009	2,711,000	80,525
Infosys Technologies Ltd.	1,624,000	79,224

		241,887

Indonesia (0.6%)
PT Indonesian Satellite Corp. Tbk	71,158,500	44,467
PT Telekomunikasi Indonesia Tbk	40,746,000	44,296

		88,763

Ireland (1.4%)
Anglo Irish Bank Corp. PLC	7,512,000	142,998
Allied Irish Banks PLC (U.K. Shares)	1,457,000	40,472
Allied Irish Banks PLC	1,311,160	36,480

		219,950

Israel (0.5%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	2,160,700	69,272

Italy (2.1%)
Unicredito Italiano SpA	19,395,000	168,063
^ San Paolo-IMI SpA	6,899,000	153,100

		321,163

Japan (18.3%)
^ Orix Corp.	867,940	235,899
Toyota Motor Corp.	3,658,000	219,851
Mitsubishi UFJ Financial Group	15,964	203,263
^ Daikin Industries Ltd.	5,744,700	182,826
Sumitomo Mitsui Financial Group, Inc.	14,800	155,447
Canon, Inc.	2,790,200	146,879
^ Mitsui & Co., Ltd.	10,691,000	144,820
East Japan Railway Co.	18,648	130,554
T & D Holdings, Inc.	1,736,000	125,952
Hoya Corp.	2,824,400	110,903
Kao Corp.	4,078,000	109,957
* Jupiter Telecommunications Co., Ltd.	122,000	100,044
^ Takashimaya Co.	6,395,000	91,585
Japan Tobacco, Inc.	19,320	85,382
Nissan Motor Co., Ltd.	6,323,900	76,761
^ Ebara Corp.	19,283,000	72,100
SMC Corp.	514,200	70,299
THK Co., Inc.	2,571,000	66,252
^ Sumitomo Realty & Development Co.	1,862,000	59,055
^ Yamada Denki Co., Ltd.	596,500	56,239
^ KDDI Corp.	7,867	52,425
Sumitomo Heavy Industries Ltd.	5,223,000	51,426
Mitsui Sumitomo Insurance Co.	4,006,000	49,143
^ Asahi Glass Co., Ltd.	3,937,000	46,363
^ Rakuten, Inc.	101,392	45,774
^ Square Enix Co., Ltd.	1,775,000	44,606
^ Tokyu Corp.	5,775,000	37,905
^ Promise Co., Ltd.	1,047,000	35,903

		2,807,613

Mexico (0.3%)
America Movil SA de CV Series L ADR	1,152,000	51,229

Netherlands (1.7%)
Reed Elsevier NV	5,292,000	89,528
SBM Offshore NV	1,912,039	62,356
Heineken Holding NV	1,471,074	60,654
Akzo Nobel NV	886,000	50,906

		263,444

Russia (0.8%)
* OAO Gazprom-Sponsored ADR	2,430,000	114,134

Singapore (1.3%)
^ Singapore Telecommunications Ltd.	69,597,950	130,153
^ Capitaland Ltd.	14,530,000	58,983

		189,136

South Africa (0.3%)
Sasol Ltd.	1,213,037	42,565

South Korea (2.9%)
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	6,116,680	194,227
1 Samsung Electronics Co., Ltd. GDR	260,200	89,186
Samsung Electronics Co., Ltd.	124,000	84,987
*^ LG. Philips LCD Co., Ltd. ADR	4,973,000	77,330

		445,730

Spain (0.9%)
^ Industria de Diseno Textil SA	1,744,984	88,679
^ Banco Popular Espanol SA	2,918,400	51,428

		140,107

Sweden (3.5%)
Skandinaviska Enskilda Banken AB A Shares	5,698,086	167,779
^ Atlas Copco AB A Shares	4,750,000	140,569
^ Telefonaktiebolaget LM Ericsson AB Class B	20,879,815	81,161
Sandvik AB	5,797,000	74,925
Svenska Handelsbanken AB A Shares	2,563,670	69,335

		533,769

Switzerland (6.7%)
Roche Holdings AG	1,364,000	247,020
Nestle SA (Registered)	688,000	243,327
Novartis AG (Registered)	3,536,000	206,738
UBS AG	2,413,000	145,681
Cie. Financiere Richemont AG	2,265,000	122,445
Geberit AG	43,418	63,150

		1,028,361

Taiwan (0.8%)
Hon Hai Precision Industry Co., Ltd.	10,134,000	73,544
Taiwan Semiconductor Manufacturing Co., Ltd.	26,654,090	53,978

		127,522

United Kingdom (23.6%)
Royal Bank of Scotland Group PLC	9,754,400	354,190
Rio Tinto PLC	5,034,000	270,148
BG Group PLC	19,827,000	267,464
Tesco PLC	31,697,000	244,305
Vodafone Group PLC	87,753,750	232,796
WPP Group PLC	13,922,000	185,330
Barclays PLC	12,843,000	172,277
Smith & Nephew PLC	17,539,000	166,848
Standard Chartered PLC	5,634,000	162,194
^ Royal Dutch Shell PLC Class A (Amsterdam Shares)	4,174,000	147,929
AstraZeneca Group PLC	2,529,000	146,794
SABMiller PLC	6,647,000	139,356
Signet Group PLC	55,440,000	128,043
Smiths Group PLC	6,213,000	111,307
Burberry Group PLC	9,196,000	109,175
Alliance Boots PLC	6,824,000	106,620
Rolls-Royce Group PLC	10,887,000	91,541
Capita Group PLC	7,969,000	90,102
Reckitt Benckiser PLC	1,880,000	83,809
Carnival PLC	1,521,830	74,437
Experian Group Ltd.	5,169,749	59,830
Wolseley PLC	2,523,000	59,014
Imperial Tobacco Group PLC	1,360,000	50,108
Meggitt PLC	8,072,000	47,186
HBOS PLC	2,271,000	46,537
* Home Retail Group	4,602,639	36,938
* Cairn Energy PLC	848,758	33,010

		3,617,288

Total Common Stocks
(Cost $10,947,465)		14,781,619

Temporary Cash Investments (8.3%)

Money Market Fund (8.1%)

2 Vanguard Market Liquidity Fund, 5.290%	1,241,162,292	1,241,162

	Face Amount ($000)

U.S. Agency Obligation (0.2%)

3 Federal Home Loan Mortgage Corp.
4 5.150%, 12/26/2006	25,000	24,911

Total Temporary Cash Investments
(Cost $1,266,074)		1,266,073

Total Investments (104.9%)
(Cost $12,213,539)		16,047,692

Other Assets and Liabilities - Net (-4.9%)		(744,691)

Net Assets (100%)		15,303,001

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the aggregate value of these securities was $251,849,000, representing 1.6% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4	Securities with a value of $24,911,000 have been segregated as initial margin for open futures contracts.
ADR	- American Depositary Receipt.
GDR	- Global Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At November 30, 2006, the cost of investment securities for tax purposes was $12,235,840,000. Net unrealized appreciation of investment securities for tax purposes was $3,811,852,000, consisting of unrealized gains of $3,899,690,000 on securities that had risen in value since their purchase and $87,838,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund's fair value procedures, exchange rates may be adjusted if they change significantly before the fund's pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.4% and 6.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At November 30, 2006, the aggregate settlement value of open futures contracts expiring in December 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Dow Jones EURO STOXX 50 Index	1,918	101,490	4,453
FTSE 100 Index	627	74,711	1,371
Topix Index	514	71,354	(1,338)
S&P ASX 200 Index	216	23,295	1,639

Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At November 30, 2006, the fund had open forward currency contracts to receive and deliver currencies as follows:

	Contract Amount (000)				Unrealized Appreciation
Contract Settlement Date	Receive		Deliver		(Depreciation) ($000)

12/20/2006	EUR	73,244	USD	97,169	3,811
12/20/2006	GBP	37,305	USD	73,387	3,369
12/13/2006	JPY	8,414,947	USD	72,848	(299)
12/29/2006	AUD	26,228	USD	20,693	1,015

AUD-Australian dollar.
EUR-Euro.
GBP-British pound.
JPY-Japanese yen.
USD-U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Vanguard FTSE Social Index Fund
Schedule of Investments
November 30, 2006

	Shares	Market Value ($000)

Common Stocks (100.2%)

Consumer Discretionary (14.9%)
* Comcast Corp. Class A	164,185	6,643
Home Depot, Inc.	166,719	6,330
The Walt Disney Co.	168,557	5,571
McDonald's Corp.	98,918	4,152
Target Corp.	70,271	4,082
Lowe's Cos., Inc.	126,104	3,803
News Corp., Class A	132,506	2,730
Best Buy Co., Inc.	39,378	2,165
* Kohl's Corp.	27,730	1,930
The McGraw-Hill Cos., Inc.	28,451	1,896
Carnival Corp.	38,310	1,877
Federated Department Stores, Inc.	44,466	1,872
* DIRECTV Group, Inc.	73,871	1,681
* Sears Holdings Corp.	9,507	1,630
Staples, Inc.	58,737	1,496
Marriott International, Inc. Class A	32,644	1,474
Clear Channel Communications, Inc.	40,099	1,410
News Corp., Class B	59,747	1,286
* Coach, Inc.	29,530	1,276
Gannett Co., Inc.	19,022	1,132
Nordstrom, Inc.	21,457	1,052
* Amazon.com, Inc.	25,295	1,020
TJX Cos., Inc.	37,077	1,017
Hilton Hotels Corp.	30,927	1,015
Limited Brands, Inc.	31,790	1,007
The Gap, Inc.	50,241	941
* Bed Bath & Beyond, Inc.	22,693	879
* Office Depot, Inc.	22,757	862
* IAC/InterActiveCorp	21,902	799
Pulte Homes, Inc.	20,498	692
^ Garmin Ltd.	13,100	667
D. R. Horton, Inc.	24,894	663
NTL Inc.	25,986	626
H & R Block, Inc.	26,001	624
Royal Caribbean Cruises, Ltd.	12,691	539
Lennar Corp. Class A	10,240	538
Centex Corp.	9,518	527
* Wyndham Worldwide Corp.	16,080	510
* Univision Communications Inc.	14,340	510
* AutoZone Inc.	4,476	509
Cablevision Systems NY Group Class A	18,157	504
*^ Sirius Satellite Radio, Inc.	112,715	480
Abercrombie & Fitch Co.	7,074	477
Tribune Co.	14,959	476
Darden Restaurants Inc.	11,709	470
* Liberty Global, Inc. Class A	17,378	469
* Expedia, Inc.	24,443	444
Tiffany & Co.	11,268	433
* Mohawk Industries, Inc.	5,510	427
* Lamar Advertising Co. Class A	6,991	422
American Eagle Outfitters, Inc.	8,996	406
Autoliv, Inc.	6,623	388
KB Home	7,338	379
E.W. Scripps Co. Class A	7,580	370
Ross Stores, Inc.	11,515	357
Circuit City Stores, Inc.	14,057	351
Family Dollar Stores, Inc.	12,292	343
* Chico's FAS, Inc.	14,128	336
PetSmart, Inc.	11,273	333
* Discovery Holding Co. Class A	21,628	332
ServiceMaster Co.	23,332	302
Brinker International, Inc.	6,632	302
* Toll Brothers, Inc.	9,278	299
Williams-Sonoma, Inc.	9,269	294
Dollar General Corp.	18,840	293
Foot Locker, Inc.	12,577	288
OfficeMax, Inc.	5,983	282
New York Times Co. Class A	11,513	278
* NVR, Inc.	464	276
* AutoNation, Inc.	12,978	267
* Dollar Tree Stores, Inc.	8,474	254
OSI Restaurant Partners, Inc.	6,000	235
* XM Satellite Radio Holdings, Inc.	16,143	233
* Urban Outfitters, Inc.	9,821	219
RadioShack Corp.	11,026	193
Weight Watchers International, Inc.	3,938	193
* Career Education Corp.	7,517	190
* Hanesbrands Inc.	7,712	188
* Getty Images, Inc.	3,594	157
Washington Post Co. Class B	194	143
Dow Jones & Co., Inc.	3,810	138
* Comcast Corp. Special Class A	2,976	120
* Live Nation, Inc.	5,287	113
Sally Beauty Holdings, Inc.	7,037	65
Westwood One, Inc.	5,105	34

		82,986

Consumer Staples (4.3%)
Walgreen Co.	81,491	3,300
Colgate-Palmolive Co.	41,899	2,726
Costco Wholesale Corp.	38,054	1,989
CVS Corp.	66,019	1,899
General Mills, Inc.	28,667	1,604
The Kroger Co.	58,844	1,263
Avon Products, Inc.	36,306	1,185
Kellogg Co.	23,719	1,181
Safeway, Inc.	36,020	1,110
Sara Lee Corp.	61,096	1,013
Campbell Soup Co.	24,932	949
The Hershey Co.	13,940	738
Coca-Cola Enterprises, Inc.	28,671	586
SuperValu Inc.	17,100	586
Whole Foods Market, Inc.	11,402	556
Wm. Wrigley Jr. Co.	10,565	554
* Dean Foods Co.	10,704	458
The Pepsi Bottling Group, Inc.	14,147	443
McCormick & Co., Inc.	9,614	372
Hormel Foods Corp.	8,388	318
The Estee Lauder Cos. Inc. Class A	7,634	315
* Energizer Holdings, Inc.	4,637	306
Del Monte Foods Co.	16,145	182
PepsiAmericas, Inc.	7,759	162
* Alberto-Culver Co.	7,537	151
Wm. Wrigley Jr. Co. Class B	2,416	127

		24,073

Energy (2.9%)
Schlumberger Ltd.	95,006	6,506
Apache Corp.	26,425	1,848
XTO Energy, Inc.	29,562	1,496
Peabody Energy Corp.	21,296	980
* Nabors Industries, Inc.	24,056	812
Smith International, Inc.	17,068	723
Sunoco, Inc.	10,538	718
* Ultra Petroleum Corp.	12,408	669
CONSOL Energy, Inc.	14,830	544
* Newfield Exploration Co.	10,521	524
Pioneer Natural Resources Co.	10,014	436
Patterson-UTI Energy, Inc.	13,296	368
Rowan Cos., Inc.	8,841	318
Pogo Producing Co.	4,690	248
Teekay Shipping Corp.	4,489	188

		16,378

Financials (38.7%)
Bank of America Corp.	367,915	19,812
American International Group, Inc.	211,230	14,854
JPMorgan Chase & Co.	280,198	12,968
Wells Fargo & Co.	269,668	9,503
Wachovia Corp.	154,183	8,355
The Goldman Sachs Group, Inc.	35,217	6,860
Morgan Stanley	86,399	6,580
Merrill Lynch & Co., Inc.	71,305	6,234
American Express Co.	98,029	5,756
U.S. Bancorp	143,815	4,838
Fannie Mae	78,142	4,456
Freddie Mac	55,415	3,722
MetLife, Inc.	60,954	3,580
Washington Mutual, Inc.	77,383	3,380
The Allstate Corp.	51,259	3,254
Prudential Financial, Inc.	39,153	3,190
Lehman Brothers Holdings, Inc.	43,200	3,183
The St. Paul Travelers, Cos. Inc.	55,853	2,894
SunTrust Banks, Inc.	29,459	2,405
The Bank of New York Co., Inc.	61,503	2,186
Regions Financial Corp.	58,872	2,158
The Hartford Financial Services Group Inc.	24,534	2,104
Countrywide Financial Corp.	49,042	1,948
Charles Schwab Corp.	104,004	1,907
BB&T Corp.	43,302	1,862
Simon Property Group, Inc. REIT	17,851	1,820
AFLAC Inc.	40,059	1,768
Fifth Third Bancorp	44,694	1,762
The Chubb Corp.	33,480	1,733
PNC Financial Services Group	23,826	1,684
State Street Corp.	26,735	1,661
Franklin Resources Corp.	15,308	1,634
Moody's Corp.	22,752	1,581
Capital One Financial Corp.	19,935	1,553
SLM Corp.	33,384	1,530
ACE Ltd.	26,026	1,479
Bear Stearns Co., Inc.	9,689	1,477
Lincoln National Corp.	22,651	1,440
Vornado Realty Trust REIT	11,307	1,426
Progressive Corp. of Ohio	62,284	1,405
Marsh & McLennan Cos., Inc.	44,464	1,397
Equity Office Properties Trust REIT	28,161	1,357
Mellon Financial Corp.	33,393	1,343
The Principal Financial Group, Inc.	21,679	1,252
Equity Residential REIT	23,487	1,251
Genworth Financial Inc.	36,711	1,204
KeyCorp	32,632	1,178
Boston Properties, Inc. REIT	9,240	1,082
General Growth Properties Inc. REIT	19,393	1,065
M & T Bank Corp.	8,923	1,059
Host Marriott Corp. REIT	41,767	1,053
North Fork Bancorp, Inc.	37,423	1,050
Archstone-Smith Trust REIT	17,252	1,035
XL Capital Ltd. Class A	14,495	1,031
Northern Trust Corp.	17,745	1,011
Legg Mason Inc.	10,577	1,009
Public Storage, Inc. REIT	10,130	975
Sovereign Bancorp, Inc.	38,120	952
Marshall & Ilsley Corp.	20,507	939
Kimco Realty Corp. REIT	20,085	932
T. Rowe Price Group Inc.	21,382	926
CIT Group Inc.	16,085	837
* E*TRADE Financial Corp.	34,447	829
Avalonbay Communities, Inc. REIT	6,066	807
Synovus Financial Corp.	26,011	781
Comerica, Inc.	13,106	763
MBIA, Inc.	10,927	761
Ambac Financial Group, Inc.	8,469	725
Zions Bancorp	8,576	671
Cincinnati Financial Corp.	13,905	616
Hudson City Bancorp, Inc.	45,942	610
Compass Bancshares Inc.	10,402	594
Developers Diversified Realty Corp. REIT	8,859	574
Safeco Corp.	9,331	565
UnumProvident Corp.	27,498	563
Assurant, Inc.	10,206	561
Health Care Properties Investors REIT	15,022	545
W.R. Berkley Corp.	15,364	539
Commerce Bancorp, Inc.	14,945	519
White Mountains Insurance Group Inc.	865	519
Everest Re Group, Ltd.	5,244	516
Torchmark Corp.	7,949	503
The Macerich Co. REIT	5,784	494
Duke Realty Corp. REIT	10,822	471
iStar Financial Inc. REIT	10,064	471
Huntington Bancshares Inc.	19,136	465
Mercantile Bankshares Corp.	10,104	461
* Realogy Corp.	17,100	446
The Chicago Mercantile Exchange	832	446
AMB Property Corp. REIT	7,104	435
Regency Centers Corp. REIT	5,507	435
TD Ameritrade Holding Corp.	24,478	430
Axis Capital Holdings Ltd.	12,249	419
Old Republic International Corp.	18,342	414
First Horizon National Corp.	9,938	396
MGIC Investment Corp.	6,818	395
Popular, Inc.	22,095	391
Willis Group Holdings Ltd.	9,545	384
New York Community Bancorp, Inc.	23,680	383
Liberty Property Trust REIT	7,200	369
^ Allied Capital Corp.	11,667	359
Forest City Enterprise Class A	6,137	358
Associated Banc-Corp	10,658	354
SEI Investments Co.	6,044	352
A.G. Edwards & Sons, Inc.	6,063	351
Radian Group, Inc.	6,583	350
* Markel Corp.	777	348
Weingarten Realty Investors REIT	7,228	345
RenaissanceRe Holdings Ltd.	5,794	341
Janus Capital Group Inc.	16,587	336
^ The St. Joe Co.	5,961	334
Brown & Brown, Inc.	11,076	321
PartnerRe Ltd.	4,598	321
Colonial BancGroup, Inc.	12,499	305
Hospitality Properties Trust REIT	5,963	299
First American Corp.	7,717	298
TD Banknorth, Inc.	9,251	298
The PMI Group Inc.	6,405	277
TCF Financial Corp.	10,599	277
Commerce Bancshares, Inc.	5,615	273
Protective Life Corp.	5,614	265
UnionBanCal Corp.	4,578	264
City National Corp.	3,838	260
People's Bank	5,723	255
* AmeriCredit Corp.	10,536	247
Valley National Bancorp	9,443	245
Astoria Financial Corp.	8,153	244
Fulton Financial Corp.	13,776	224
Investors Financial Services Corp.	5,272	210
Unitrin, Inc.	4,172	204
The First Marblehead Corp.	2,561	192
Transatlantic Holdings, Inc.	2,150	133
Mercury General Corp.	2,221	119
Erie Indemnity Co. Class A	1,816	102
Friedman, Billings, Ramsey Group, Inc. REIT	12,993	102
Mills Corp. REIT	4,434	93
Student Loan Corp.	374	77
Wesco Financial Corp.	111	53

		215,932

Health Care (15.6%)
Merck & Co., Inc.	175,502	7,812
* Amgen, Inc.	95,110	6,753
Abbott Laboratories	123,049	5,742
UnitedHealth Group Inc.	109,875	5,393
Eli Lilly & Co.	91,071	4,880
Medtronic, Inc.	93,100	4,853
* WellPoint Inc.	49,979	3,782
* Genentech, Inc.	33,942	2,775
Schering-Plough Corp.	119,456	2,629
* Gilead Sciences, Inc.	36,886	2,432
Baxter International, Inc.	53,188	2,380
Cardinal Health, Inc.	33,761	2,182
* Boston Scientific Corp.	118,743	1,879
Aetna Inc.	44,098	1,822
Caremark Rx, Inc.	34,413	1,628
* Celgene Corp.	28,226	1,573
* Biogen Idec Inc.	27,758	1,451
Allergan, Inc.	12,414	1,447
* Zimmer Holdings, Inc.	19,622	1,432
* Genzyme Corp.	20,940	1,349
Stryker Corp.	24,438	1,267
* Forest Laboratories, Inc.	25,709	1,252
McKesson Corp.	24,139	1,192
* Medco Health Solutions, Inc.	23,716	1,191
CIGNA Corp.	8,957	1,129
* St. Jude Medical, Inc.	28,465	1,061
* Alcon, Inc.	7,474	819
* Express Scripts Inc.	11,149	760
AmerisourceBergen Corp.	16,336	751
Biomet, Inc.	19,808	749
* Humana Inc.	13,307	720
* Laboratory Corp. of America Holdings	10,106	716
Quest Diagnostics, Inc.	11,981	637
* MedImmune Inc.	19,376	633
* Coventry Health Care Inc.	12,837	618
Applera Corp.-Applied Biosystems Group	14,733	537
* Sepracor Inc.	8,768	489
* DaVita, Inc.	8,279	441
* Health Net Inc.	9,372	432
* Waters Corp.	8,291	415
* Patterson Cos	11,132	413
* Hospira, Inc.	12,519	411
Health Management Associates Class A	19,298	396
Omnicare, Inc.	9,800	389
* Henry Schein, Inc.	7,101	366
* Cephalon, Inc.	4,883	366
Mylan Laboratories, Inc.	16,963	344
* Barr Pharmaceuticals Inc.	6,378	326
* King Pharmaceuticals, Inc.	19,277	319
* Triad Hospitals, Inc.	7,061	300
* Millipore Corp.	4,258	291
* Lincare Holdings, Inc.	7,620	287
* Millennium Pharmaceuticals, Inc.	25,428	286
Manor Care, Inc.	5,921	281
* Community Health Systems, Inc.	7,659	268
* Tenet Healthcare Corp.	37,653	267
* Emdeon Corp.	22,238	264
Universal Health Services Class B	4,242	234
* Invitrogen Corp.	4,240	233
* Watson Pharmaceuticals, Inc.	8,191	210
Bausch & Lomb, Inc.	4,273	207
* Kinetic Concepts, Inc.	4,145	150
* ImClone Systems, Inc.	4,981	149

		86,760

Industrials (3.9%)
Caterpillar, Inc.	52,930	3,283
Burlington Northern Santa Fe Corp.	29,496	2,217
Union Pacific Corp.	21,538	1,950
Deere & Co.	19,048	1,829
Norfolk Southern Corp.	33,253	1,638
PACCAR, Inc.	20,168	1,317
Southwest Airlines Co.	63,260	994
Rockwell Automation, Inc.	14,267	929
Masco Corp.	32,074	920
Pitney Bowes, Inc.	17,859	823
C.H. Robinson Worldwide Inc.	13,936	613
Robert Half International, Inc.	13,831	534
W.W. Grainger, Inc.	7,187	520
Manpower Inc.	6,994	497
American Power Conversion Corp.	15,349	466
Republic Services, Inc. Class A	10,603	440
Fastenal Co.	12,216	440
Cintas Corp.	10,390	438
* Monster Worldwide Inc.	9,925	433
Equifax, Inc.	10,438	397
Ryder System, Inc.	4,967	259
* ChoicePoint Inc.	6,825	251
J.B. Hunt Transport Services, Inc.	8,861	194
Avis Budget Group, Inc.	7,940	162
Deluxe Corp.	4,185	103

		21,647

Information Technology (13.2%)
Intel Corp.	469,046	10,014
* Google Inc.	18,470	8,956
* Apple Computer, Inc.	68,430	6,274
* eBay Inc.	85,579	2,768
* Yahoo! Inc.	83,530	2,254
Automatic Data Processing, Inc.	46,501	2,243
* Adobe Systems, Inc.	46,771	1,877
* Symantec Corp.	79,832	1,692
Accenture Ltd.	46,240	1,558
First Data Corp.	61,643	1,556
* Western Union Co.	61,643	1,405
* Electronic Arts Inc.	24,576	1,373
* Broadcom Corp.	37,766	1,240
Seagate Technology	46,943	1,209
* Network Appliance, Inc.	30,262	1,187
Electronic Data Systems Corp.	42,119	1,143
* Juniper Networks, Inc.	45,097	960
* Advanced Micro Devices, Inc.	43,566	940
Analog Devices, Inc.	28,503	927
* Cognizant Technology Solutions Corp.	11,299	922
* Intuit, Inc.	27,610	869
* Micron Technology, Inc.	58,896	860
KLA-Tencor Corp.	16,062	830
* Freescale Semiconductor, Inc. Class B	20,606	823
Maxim Integrated Products, Inc.	25,890	815
* SanDisk Corp.	17,967	798
* Autodesk, Inc.	18,763	773
CA, Inc.	34,343	745
Xilinx, Inc.	27,460	736
* Marvell Technology Group Ltd.	35,344	730
* Fiserv, Inc.	14,187	725
* Amdocs Ltd.	16,197	624
Fidelity National Information Services, Inc.	15,376	614
* LAM Research Corp.	11,472	603
Microchip Technology, Inc.	17,099	583
* Altera Corp.	28,786	573
* BMC Software, Inc.	16,494	537
* Flextronics International Ltd.	46,635	525
* VeriSign, Inc.	19,693	514
Jabil Circuit, Inc.	17,196	488
* Avaya Inc.	36,623	468
* Iron Mountain, Inc.	10,675	460
* Freescale Semiconductor, Inc. Class A	10,935	436
* BEA Systems, Inc.	31,204	430
* Citrix Systems, Inc.	14,676	422
* Cadence Design Systems, Inc.	22,555	415
* McAfee Inc.	12,846	375
* Tellabs, Inc.	35,880	360
* Check Point Software Technologies Ltd.	15,503	355
* LSI Logic Corp.	31,848	340
* DST Systems, Inc.	5,375	335
* Comverse Technology, Inc.	16,242	317
* Alliance Data Systems Corp.	4,832	313
* Novellus Systems, Inc.	9,998	312
* JDS Uniphase Corp.	16,823	311
Symbol Technologies, Inc.	20,425	303
Sabre Holdings Corp.	10,633	292
* Avnet, Inc.	11,733	291
* QLogic Corp.	12,870	286
* Ceridian Corp.	11,264	276
* Convergys Corp.	11,285	272
* NAVTEQ Corp.	7,493	268
* Compuware Corp.	29,955	251
* Agere Systems Inc.	13,473	241
Diebold, Inc.	5,245	241
MoneyGram International, Inc.	6,933	211
Fair Isaac, Inc.	5,079	211
* Unisys Corp.	27,384	197
* Zebra Technologies Corp. Class A	5,636	197
Molex, Inc. Class A	5,117	144
Total System Services, Inc.	3,101	81

		73,674

Materials (1.4%)
Monsanto Co.	43,834	2,107
Air Products & Chemicals, Inc.	17,909	1,238
Freeport-McMoRan Copper & Gold, Inc. Class B	15,179	954
Vulcan Materials Co.	7,779	690
Sigma-Aldrich Corp.	5,406	411
Eastman Chemical Co.	6,571	390
Sealed Air Corp.	6,525	388
Ashland, Inc.	5,709	386
* Pactiv Corp.	11,092	382
Temple-Inland Inc.	8,802	344
Bemis Co., Inc.	8,481	289
Louisiana-Pacific Corp.	8,412	177

		7,756

Telecommunication Services (4.9%)
AT&T Inc.	313,519	10,631
BellSouth Corp.	145,869	6,504
Sprint Nextel Corp.	230,767	4,502
* American Tower Corp. Class A	33,827	1,281
* Qwest Communications International Inc.	153,624	1,181
* NII Holdings Inc.	12,454	809
* Crown Castle International Corp.	16,207	558
* Level 3 Communications, Inc.	94,598	505
CenturyTel, Inc.	9,415	401
Citizens Communications Co.	25,733	365
Telephone & Data Systems, Inc. - Special Common Shares	4,674	225
Telephone & Data Systems, Inc.	4,173	216

		27,178

Utilities (0.4%)
Questar Corp.	6,896	595
NiSource, Inc.	21,742	536
Equitable Resources, Inc.	9,800	425
Pepco Holdings, Inc.	15,280	392
Puget Energy, Inc.	9,374	233

		2,181

Total Common Stocks
(Cost $473,797)		558,565

Temporary Cash Investment (0.4%)

1 Vanguard Market Liquidity Fund, 5.29%
(Cost $2,002)	2,002,075	2,002

Total Investments (100.6%)
(Cost $475,799)		560,567

Other Assets and Liabilities—Net (-0.6%)		(3,400)

Net Assets (100%)		557,167

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2006, the cost of investment securities for tax purposes was $475,799,000. Net unrealized appreciation of investment securities for tax purposes was $84,768,000, consisting of unrealized gains of $98,481,000 on securities that had risen in value since their purchase and $13,713,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Discretionary Index Fund
Schedule of Investments
November 30, 2006

	Shares	Market Value ($000)

Common Stocks (99.9%)

Auto Components (2.0%)
Johnson Controls, Inc.	7,906	643
BorgWarner, Inc.	2,312	134
* The Goodyear Tire & Rubber Co.	6,437	108
Gentex Corp.	5,891	98
Lear Corp.	2,719	84
ArvinMeritor, Inc.	2,624	45
* Tenneco Automotive, Inc.	1,893	45
* TRW Automotive Holdings Corp.	1,785	44
* LKQ Corp.	1,914	44
* Visteon Corp.	5,164	42
Cooper Tire & Rubber Co.	2,396	32
Modine Manufacturing Co.	1,268	31
American Axle & Manufacturing Holdings, Inc.	1,660	30
* Drew Industries, Inc.	648	18
Superior Industries International, Inc.	868	17
* Aftermarket Technology Corp.	800	16
Sauer-Danfoss, Inc.	457	14
Bandag, Inc.	252	11
Bandag, Inc. Class A	200	7

	1,463

Automobiles (2.8%)
Harley-Davidson, Inc.	10,721	791
Ford Motor Co.	73,191	595
General Motors Corp.	18,344	536
Thor Industries, Inc.	1,492	68
Winnebago Industries, Inc.	1,223	43
* Fleetwood Enterprises, Inc.	2,553	20
Monaco Coach Corp.	1,156	15

	2,068

Distributors (0.6%)
Genuine Parts Co.	7,015	329
Building Materials Holding Corp.	1,198	30
* Keystone Automotive Industries, Inc.	624	22
* Source Interlink Cos., Inc.	1,987	18
* Audiovox Corp.	710	10
* Core-Mark Holding Co., Inc.	215	7

	416

Diversified Consumer Services (2.5%)
H & R Block, Inc.	12,676	304
* Apollo Group, Inc. Class A	5,908	229
ServiceMaster Co.	11,862	154
* ITT Educational Services, Inc.	1,799	123
Service Corp. International	12,038	119
* Laureate Education Inc.	1,993	104
Weight Watchers International, Inc.	2,058	101
* Career Education Corp.	3,957	100
Regis Corp.	1,870	72
* DeVry, Inc.	2,455	64
Sotheby's	2,049	64
Strayer Education, Inc.	545	60
Matthews International Corp.	1,318	53
Jackson Hewitt Tax Service Inc.	1,406	51
* Corinthian Colleges, Inc.	3,544	46
* Bright Horizons Family Solutions, Inc.	1,138	42
* Coinstar, Inc.	1,000	33
* Steiner Leisure Ltd.	666	30
Stewart Enterprises, Inc. Class A	4,136	26
* Universal Technical Institute Inc.	881	18
Pre-Paid Legal Services, Inc.	428	18
* Vertrue Inc.	394	15
* INVESTools Inc.	919	12
* Educate, Inc.	733	5
* Escala Group, Inc.	3	-

	1,843

Hotels, Restaurants & Leisure (16.7%)
McDonald's Corp.	49,402	2,073
* Starbucks Corp.	31,120	1,098
Carnival Corp.	17,937	879
Yum! Brands, Inc.	11,027	675
Marriott International, Inc. Class A	14,155	639
International Game Technology	13,749	602
Starwood Hotels & Resorts Worldwide, Inc.	8,808	565
Harrah's Entertainment, Inc.	7,117	560
Hilton Hotels Corp.	14,816	486
* Las Vegas Sands Corp.	4,312	395
* MGM Mirage, Inc.	5,202	280
* Wyndham Worldwide Corp.	8,143	258
Tim Hortons, Inc.	7,821	242
Darden Restaurants Inc.	5,703	229
Royal Caribbean Cruises, Ltd.	5,134	218
Wynn Resorts Ltd.	2,028	178
Brinker International, Inc.	3,305	150
Station Casinos, Inc.	2,177	148
Wendy's International, Inc.	3,877	126
* Penn National Gaming, Inc.	2,933	108
OSI Restaurant Partners, Inc.	2,726	107
Boyd Gaming Corp.	2,258	96
* Jack in the Box Inc.	1,442	89
* The Cheesecake Factory Inc.	3,036	84
* Gaylord Entertainment Co.	1,658	81
* Scientific Games Corp.	2,767	80
* Aztar Corp.	1,457	79
Orient-Express Hotel Ltd.	1,723	74
* Panera Bread Co.	1,210	69
Applebee's International, Inc.	2,980	68
Choice Hotel International, Inc.	1,444	66
* Sonic Corp.	2,783	65
Ruby Tuesday, Inc.	2,393	65
* Pinnacle Entertainment, Inc.	1,912	62
International Speedway Corp.	1,189	62
* Life Time Fitness, Inc.	1,173	58
CBRL Group, Inc.	1,264	54
* CEC Entertainment Inc.	1,335	53
Bob Evans Farms, Inc.	1,428	49
* Rare Hospitality International Inc.	1,366	44
Domino's Pizza, Inc.	1,603	44
* Shuffle Master, Inc.	1,413	44
* Vail Resorts Inc.	984	43
CKE Restaurants Inc.	2,131	39
* WMS Industries, Inc.	1,076	37
* Bally Technologies Inc.	1,850	36
* P.F. Chang's China Bistro, Inc.	1,002	36
IHOP Corp.	670	35
Triarc Cos., Inc. Class B	1,831	34
Ameristar Casinos, Inc.	1,057	32
* Papa John's International, Inc.	1,006	31
* Texas Roadhouse, Inc.	1,896	26
Speedway Motorsports, Inc.	639	24
* California Pizza Kitchen, Inc.	772	24
* Krispy Kreme Doughnuts, Inc.	2,336	23
The Marcus Corp.	879	22
* Six Flags, Inc.	3,897	21
* Isle of Capri Casinos, Inc.	762	21
* Red Robin Gourmet Burgers, Inc.	602	21
* AFC Enterprises, Inc.	1,196	20
Lone Star Steakhouse & Saloon, Inc.	727	20
Landry's Restaurants, Inc.	698	20
* Steak n Shake Co.	1,091	19
* O'Charley's Inc.	914	18
Ambassadors Group, Inc.	628	18
* Trump Entertainment Resorts, Inc.	775	17
Triarc Cos., Inc. Class A	728	15
* Denny's Corp.	3,136	14
* Great Wolf Resorts, Inc.	1,062	14
Churchill Downs, Inc.	332	13
* Ruth's Chris Steak House	689	13
* BJ's Restaurants Inc.	579	12
* Bluegreen Corp.	849	12
* MTR Gaming Group Inc.	1,018	11
* Monarch Casino & Resort, Inc.	390	9
Dover Downs Gaming & Entertainment, Inc.	535	7
* Magna Entertainment Corp. Class A	1,585	7
* Multimedia Games Inc.	291	3

	12,169

Household Durables (7.0%)
Fortune Brands, Inc.	6,167	499
Newell Rubbermaid, Inc.	11,239	320
D. R. Horton, Inc.	11,440	305
Pulte Homes, Inc.	8,871	299
Centex Corp.	4,905	271
Whirlpool Corp.	3,168	270
Lennar Corp. Class A	5,146	270
Harman International Industries, Inc.	2,582	268
Black & Decker Corp.	3,090	265
Garmin Ltd.	4,823	245
Leggett & Platt, Inc.	7,411	176
* Mohawk Industries, Inc.	2,189	169
KB Home	3,195	165
* Toll Brothers, Inc.	4,725	152
The Stanley Works	2,980	152
* NVR, Inc.	202	120
Snap-On Inc.	2,227	106
Ryland Group, Inc.	1,861	98
* Jarden Corp.	2,463	91
MDC Holdings, Inc.	1,380	79
Beazer Homes USA, Inc.	1,640	75
Standard Pacific Corp.	2,672	69
The Yankee Candle Co., Inc.	1,676	57
American Greetings Corp. Class A	2,294	55
* Hovnanian Enterprises Inc. Class A	1,399	50
Tupperware Corp.	2,240	48
* Meritage Corp.	970	47
Ethan Allen Interiors, Inc.	1,278	45
* Tempur-Pedic International Inc.	2,033	43
Furniture Brands International Inc.	1,903	33
* Champion Enterprises, Inc.	3,015	28
* Helen of Troy Ltd.	1,156	27
* Interface, Inc.	1,785	27
Blyth, Inc.	1,033	26
* WCI Communities, Inc.	1,371	25
La-Z-Boy Inc.	2,048	24
Kimball International, Inc. Class B	976	23
M/I Homes, Inc.	495	18
Brookfield Homes Corp.	493	18
* Avatar Holding, Inc.	210	15
Skyline Corp.	279	12
CSS Industries, Inc.	376	12
Technical Olympic USA, Inc.	849	8
Levitt Corp. Class A	633	8
* Directed Electronics Inc.	541	8
* iRobot Corp.	373	7
* Palm Harbor Homes, Inc.	423	6
* Russ Berrie and Co., Inc.	51	1

	5,135

Internet & Catalog Retail (2.7%)
* Liberty Media-Interactive A	27,191	619
* Amazon.com, Inc.	12,708	513
* IAC/InterActiveCorp	8,361	305
* Expedia, Inc.	9,873	179
* Nutri/System Inc.	1,250	86
* Coldwater Creek Inc.	2,245	56
* priceline.com, Inc.	1,362	54
* Netflix.com, Inc.	1,803	53
* VistaPrint Ltd.	1,117	37
* Blue Nile Inc.	615	21
* ValueVision Media, Inc.	1,256	17
* GSI Commerce, Inc.	787	13
* Stamps.com Inc.	805	13
* FTD Group, Inc.	547	10
* Overstock.com, Inc.	588	8
* 1-800-FLOWERS.COM, Inc.	1,049	6

	1,990

Leisure Equipment & Products (1.9%)
Mattel, Inc.	15,803	347
Eastman Kodak Co.	11,616	302
Hasbro, Inc.	6,019	161
Brunswick Corp.	3,827	124
SCP Pool Corp.	2,157	88
Polaris Industries, Inc.	1,685	76
* Marvel Entertainment, Inc.	2,520	71
Callaway Golf Co.	2,925	43
* RC2 Corp.	765	33
* K2 Inc.	1,907	26
* JAKKS Pacific, Inc.	1,041	23
Oakley, Inc.	1,157	21
* MarineMax, Inc.	728	20
Nautilus Inc.	1,249	19
* Smith & Wesson Holding Corp.	1,132	15
* Leapfrog Enterprises, Inc.	1,432	13
Arctic Cat, Inc.	462	8
Marine Products Corp.	624	7

	1,397

Media (30.6%)
Time Warner, Inc.	162,495	3,273
The Walt Disney Co.	81,185	2,683
* Comcast Corp. Class A	52,434	2,121
News Corp., Class A	75,456	1,554
* Comcast Corp. Special Class A	30,087	1,212
The McGraw-Hill Cos., Inc.	14,508	967
* Viacom Inc. Class B	25,352	951
CBS Corp.	27,878	829
Omnicom Group Inc.	7,025	718
Clear Channel Communications, Inc.	19,386	682
* DIRECTV Group, Inc.	27,466	625
Gannett Co., Inc.	9,643	574
* Liberty Media Capital A	5,439	478
News Corp., Class B	22,062	475
* Univision Communications Inc.	8,669	309
* EchoStar Communications Corp. Class A	8,370	301
NTL Inc.	11,165	269
Cablevision Systems NY Group Class A	8,675	241
* Sirius Satellite Radio, Inc.	51,005	217
* Liberty Global, Inc. Class A	7,968	215
Tribune Co.	6,756	215
* Interpublic Group of Cos., Inc.	17,610	211
* Lamar Advertising Co. Class A	3,392	205
* Liberty Global, Inc. Series C	7,763	203
* R.H. Donnelley Corp.	2,853	177
E.W. Scripps Co. Class A	3,606	176
Washington Post Co. Class B	226	166
* Discovery Holding Co. Class A	10,307	158
* XM Satellite Radio Holdings, Inc.	10,527	152
* Idearc Inc.	5,467	151
New York Times Co. Class A	5,570	134
* Getty Images, Inc.	2,157	94
The McClatchy Co. Class A	2,239	93
Meredith Corp.	1,546	84
Dow Jones & Co., Inc.	2,189	79
Belo Corp. Class A	3,588	65
Reader's Digest Association, Inc.	3,737	63
John Wiley & Sons Class A	1,497	60
Harte-Hanks, Inc.	2,131	55
Arbitron Inc.	1,239	55
* Charter Communications, Inc.	17,001	50
Regal Entertainment Group Class A	2,382	50
* DreamWorks Animation SKG, Inc.	1,663	49
* Live Nation	2,156	46
Lee Enterprises, Inc.	1,584	46
* RCN Corp.	1,484	45
Catalina Marketing Corp.	1,774	43
* Scholastic Corp.	1,276	42
ADVO, Inc.	1,263	37
Warner Music Group Corp.	1,473	37
Interactive Data Corp.	1,516	35
Entercom Communications Corp.	1,284	35
* Gemstar-TV Guide International, Inc.	10,471	32
Media General, Inc. Class A	843	31
* Valassis Communications, Inc.	1,908	30
Hearst-Argyle Television Inc.	1,130	29
* Cox Radio, Inc.	1,380	22
Martha Stewart Living Omnimedia, Inc.	1,006	21
Journal Communications, Inc.	1,761	21
* TiVo Inc.	3,636	21
* Mediacom Communications Corp.	2,383	19
Sinclair Broadcast Group, Inc.	1,933	19
Westwood One, Inc.	2,759	18
* Radio One, Inc. Class D	2,787	18
* Morningstar, Inc.	392	18
* Entravision Communications Corp.	2,373	17
* CKX, Inc.	1,337	16
Courier Corp.	385	15
Sun-Times Media Group, Inc.	2,998	15
World Wrestling Entertainment, Inc.	837	13
* Cumulus Media Inc.	1,275	13
Citadel Broadcasting Corp.	1,336	13
* ProQuest Co.	906	13
Journal Register Co.	1,608	12
Emmis Communications, Inc.	1,370	12
* Harris Interactive Inc.	2,392	11
* Fisher Communications, Inc.	238	11
* Lin TV Corp.	1,152	10
* Playboy Enterprises, Inc. Class B	894	10
Gray Television, Inc.	1,596	10
* PRIMEDIA Inc.	4,070	6
Salem Communications Corp.	498	6
* Spanish Broadcasting System, Inc.	1,444	6

	22,313

Multiline Retail (8.7%)
Target Corp.	33,258	1,932
Federated Department Stores, Inc.	22,323	940
* Kohl's Corp.	12,424	865
J.C. Penney Co., Inc. (Holding Co.)	9,121	705
* Sears Holdings Corp.	3,546	608
Nordstrom, Inc.	8,393	411
Dollar General Corp.	12,008	187
Family Dollar Stores, Inc.	5,958	166
* Dollar Tree Stores, Inc.	4,077	122
* Big Lots Inc.	4,578	102
Saks Inc.	4,893	100
Dillard's Inc.	2,569	91
Tuesday Morning Corp.	1,223	22
* 99 Cents Only Stores	1,903	21
* Retail Ventures, Inc.	1,071	20
Fred's, Inc.	1,476	17
Bon-Ton Stores, Inc.	288	11
* Conn's, Inc.	207	4

	6,324

Speciality Retail (20.0%)
Home Depot, Inc.	84,512	3,209
Lowe's Cos., Inc.	59,859	1,805
Best Buy Co., Inc.	16,739	920
Staples, Inc.	29,523	752
TJX Cos., Inc.	18,531	508
Limited Brands, Inc.	14,461	458
* Bed Bath & Beyond, Inc.	11,444	443
* Office Depot, Inc.	11,677	442
The Gap, Inc.	23,607	442
Sherwin-Williams Co.	4,696	294
* AutoZone Inc.	2,339	266
American Eagle Outfitters, Inc.	5,481	248
Abercrombie & Fitch Co.	3,576	241
Tiffany & Co.	5,671	218
* CarMax, Inc.	4,246	196
Ross Stores, Inc.	5,812	180
Circuit City Stores, Inc.	7,092	177
* Chico's FAS, Inc.	7,276	173
PetSmart, Inc.	5,677	168
Advance Auto Parts, Inc.	4,316	154
Foot Locker, Inc.	6,251	143
OfficeMax, Inc.	2,898	136
Williams-Sonoma, Inc.	3,940	125
* AutoNation, Inc.	6,063	125
* O'Reilly Automotive, Inc.	3,878	123
Claire's Stores, Inc.	3,620	116
* AnnTaylor Stores Corp.	2,942	102
RadioShack Corp.	5,193	91
Barnes & Noble, Inc.	2,271	91
* Urban Outfitters, Inc.	4,042	90
* GameStop Corp. Class B	1,601	88
* Payless ShoeSource, Inc.	2,707	84
* Dick's Sporting Goods, Inc.	1,485	80
* Rent-A-Center, Inc.	2,789	76
Men's Wearhouse, Inc.	1,945	74
* Aeropostale, Inc.	2,240	68
* Charming Shoppes, Inc.	4,951	67
* Tractor Supply Co.	1,370	65
Borders Group, Inc.	2,664	61
* The Children's Place Retail Stores, Inc.	942	61
* Zale Corp.	1,963	60
* Pacific Sunwear of California, Inc.	2,993	59
* Tween Brands, Inc.	1,371	57
* GameStop Corp. Class A	987	55
* The Gymboree Corp.	1,340	53
* Guitar Center, Inc.	1,074	47
Group 1 Automotive, Inc.	911	46
* Guess ?, Inc.	744	46
Sally Beauty Co. Inc.	4,917	46
* Hibbett Sporting Goods, Inc.	1,427	45
* The Dress Barn, Inc.	1,839	45
Aaron Rents, Inc. Class B	1,642	44
United Auto Group, Inc.	1,711	40
* Select Comfort Corp.	2,159	37
Stage Stores, Inc.	1,083	36
* Genesco, Inc.	927	36
Sonic Automotive, Inc.	1,197	34
* Cabela's Inc.	1,372	33
* CSK Auto Corp.	1,784	30
Cato Corp. Class A	1,247	30
The Pep Boys (Manny, Moe & Jack)	2,117	29
* Charlotte Russe Holding Inc.	921	28
Christopher & Banks Corp.	1,441	27
Asbury Automotive Group, Inc.	1,088	26
* Hot Topic, Inc.	1,874	25
Talbots Inc.	998	25
Finish Line, Inc.	1,749	24
* Blockbuster Inc. Class A	4,369	23
Pier 1 Imports Inc.	3,448	23
* DSW Inc. Class A	569	22
bebe stores, inc	1,084	22
* Jos. A. Bank Clothiers, Inc.	705	21
Big 5 Sporting Goods Corp.	797	20
* Build-A-Bear-Workshop, Inc.	615	19
* Zumiez Inc.	601	18
The Buckle, Inc.	378	18
Monro Muffler Brake, Inc.	470	18
* Jo-Ann Stores, Inc.	883	17
Stein Mart, Inc.	1,104	17
Lithia Motors, Inc.	667	17
* Blockbuster Inc. Class B	2,797	14
* A.C. Moore Arts & Crafts, Inc.	613	13
* Citi Trends Inc.	284	13
* West Marine, Inc.	650	11
* New York & Co., Inc.	828	11
Haverty Furniture Cos., Inc.	760	11
* Cost Plus, Inc.	858	9
Deb Shops, Inc.	179	5

	14,565

Textiles, Apparel & Luxury Goods (4.4%)
NIKE, Inc. Class B	7,501	742
* Coach, Inc.	14,958	646
VF Corp.	3,549	278
Polo Ralph Lauren Corp.	2,491	195
Liz Claiborne, Inc.	4,218	180
Jones Apparel Group, Inc.	4,583	154
Phillips-Van Heusen Corp.	2,248	111
* Hanesbrands Inc.	3,838	94
* Quiksilver, Inc.	4,884	71
* Timberland Co.	2,115	66
Wolverine World Wide, Inc.	2,158	63
* Under Armour, Inc.	1,243	58
Brown Shoe Co., Inc.	1,100	52
* The Warnaco Group, Inc.	1,890	49
* Carter's, Inc.	1,720	47
* Fossil, Inc.	1,934	41
Columbia Sportswear Co.	611	36
K-Swiss, Inc.	1,061	35
Kellwood Co.	1,023	32
Oxford Industries, Inc.	611	31
* Skechers U.S.A., Inc.	1,008	30
Steven Madden, Ltd.	778	29
* Deckers Outdoor Corp.	436	24
The Stride Rite Corp.	1,533	24
UniFirst Corp.	533	22
Movado Group, Inc.	749	19
* Iconix Brand Group Inc.	893	16
* Volcom, Inc.	449	15
Kenneth Cole Productions, Inc.	521	12
* True Religion Apparel, Inc.	540	8
Xerium Technologies Inc.	554	6

	3,186

Total Investments (99.9%)
(Cost $71,989)	72,869

Other Assets and Liabilities - Net (0.1%)	92

Net Assets (100%)	72,961

*	Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity are valued at that fund's net asset value.

At November 30, 2006, the cost of investment securities for tax purposes was $71,989,000. Net unrealized appreciation of investment securities for tax purposes was $880,000, consisting of unrealized gains of $3,707,000 on securities that had risen in value since their purchase and $2,827,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Staples Index Fund
Schedule of Investments
November 30, 2006

	Shares	Market Value ($000)

Common Stocks (99.9%)

Beverages (18.0%)
PepsiCo, Inc.	259,521	16,083
The Coca-Cola Co.	326,376	15,284
Anheuser-Busch Cos., Inc.	169,891	8,072
* Constellation Brands, Inc. Class A	52,913	1,481
Coca-Cola Enterprises, Inc.	69,520	1,422
Molson Coors Brewing Co. Class B	18,973	1,349
The Pepsi Bottling Group, Inc.	39,003	1,222
Brown-Forman Corp. Class B	13,743	954
* Hansen Natural Corp.	24,326	684
PepsiAmericas, Inc.	27,423	572
* Boston Beer Co., Inc. Class A	10,160	366
Coca-Cola Bottling Co.	5,337	337

		47,826

Food & Staples Retailing (23.5%)
Wal-Mart Stores, Inc.	410,864	18,941
Walgreen Co.	221,798	8,981
Costco Wholesale Corp.	104,974	5,486
CVS Corp.	185,010	5,323
Sysco Corp.	139,684	5,008
The Kroger Co.	159,247	3,417
Safeway, Inc.	103,798	3,198
SuperValu Inc.	53,334	1,827
Whole Foods Market, Inc.	35,944	1,754
* Rite Aid Corp.	176,205	837
* BJ's Wholesale Club, Inc.	23,036	744
* United Natural Foods, Inc.	16,701	592
Longs Drug Stores, Inc.	13,071	537
Casey's General Stores, Inc.	21,148	526
* The Pantry, Inc.	10,342	507
* Performance Food Group Co.	18,278	495
Ruddick Corp.	17,709	494
* Central European Distribution Corp.	16,335	468
The Andersons, Inc.	10,012	412
The Great Atlantic & Pacific Tea Co., Inc.	14,500	381
* Wild Oats Markets Inc.	24,960	378
Weis Markets, Inc.	9,323	377
Nash-Finch Co.	13,909	368
Ingles Markets, Inc.	12,234	364
The Topps Co., Inc.	40,469	355
* Smart & Final Inc.	18,559	335
* Pathmark Stores, Inc.	17,625	199

		62,304

Food Products (18.3%)
Archer-Daniels-Midland Co.	133,772	4,695
General Mills, Inc.	76,003	4,252
H.J. Heinz Co.	77,026	3,424
ConAgra Foods, Inc.	119,703	3,076
Kellogg Co.	60,608	3,017
Sara Lee Corp.	179,024	2,968
Wm. Wrigley Jr. Co.	41,576	2,180
The Hershey Co.	40,366	2,138
Campbell Soup Co.	55,727	2,122
Bunge Ltd.	29,493	2,079
Kraft Foods Inc.	53,337	1,869
* Dean Foods Co.	35,042	1,501
McCormick & Co., Inc.	32,508	1,259
Tyson Foods, Inc.	71,737	1,140
Hormel Foods Corp.	23,564	893
Corn Products International, Inc.	23,721	862
J.M. Smucker Co.	17,458	839
* Smithfield Foods, Inc.	31,816	839
Del Monte Foods Co.	68,071	769
Delta & Pine Land Co.	14,765	599
Flowers Foods, Inc.	22,409	597
* Ralcorp Holdings, Inc.	11,155	565
Pilgrim's Pride Corp.	21,084	538
Lancaster Colony Corp.	12,157	520
* Hain Celestial Group, Inc.	17,213	517
* Gold Kist Inc.	25,381	503
* TreeHouse Foods Inc.	15,601	501
Tootsie Roll Industries, Inc.	13,329	433
Seaboard Corp.	257	431
Chiquita Brands International, Inc.	28,423	406
J & J Snack Foods Corp.	10,503	402
Reddy Ice Holdings, Inc.	15,757	390
Sanderson Farms, Inc.	13,962	386
Lance, Inc.	19,895	380
Premium Standard Farms Inc.	19,050	362
* Peet's Coffee & Tea Inc.	14,160	360
Alico, Inc.	5,769	329
Farmer Brothers, Inc.	15,082	317
Wm. Wrigley Jr. Co. Class B	3,993	210

		48,668

Household Products (21.3%)
The Procter & Gamble Co.	586,019	36,796
Colgate-Palmolive Co.	114,343	7,438
Kimberly-Clark Corp.	101,930	6,775
The Clorox Co.	36,578	2,341
* Energizer Holdings, Inc.	15,868	1,049
Church & Dwight, Inc.	20,530	860
* Central Garden and Pet Co.	10,128	529
WD-40 Co.	11,970	389
* Spectrum Brands Inc.	39,962	353

		56,530

Personal Products (3.8%)
Avon Products, Inc.	104,046	3,396
The Estee Lauder Cos. Inc. Class A	32,426	1,339
* NBTY, Inc.	20,138	732
* Alberto-Culver Co.	30,853	619
* Herbalife Ltd.	15,732	613
Nu Skin Enterprises, Inc.	27,293	523
* Chattem, Inc.	9,440	460
* Playtex Products, Inc.	29,366	436
* Elizabeth Arden, Inc.	21,443	395
* USANA Health Sciences, Inc.	8,103	392
* Prestige Brands Holdings Inc.	31,469	377
Mannatech, Inc.	22,869	341
* Revlon, Inc. Class A	201,441	328

		9,951

Tobacco (15.0%)
Altria Group, Inc.	378,165	31,845
Reynolds American Inc.	42,161	2,708
UST, Inc.	39,299	2,200
Carolina Group	27,567	1,719
Universal Corp. (VA)	11,456	534
* Alliance One International, Inc.	62,304	404
Vector Group Ltd.	22,123	395

		39,805

Total Investments (99.9%)
(Cost $244,640)		265,084

Other Assets and Liabilities - Net (0.1%)		201

Net Assets (100%)		265,285

*	Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2006, the cost of investment securities for tax purposes was $244,640,000. Net unrealized appreciation of investment securities for tax purposes was $20,444,000, consisting of unrealized gains of $22,414,000 on securities that had risen in value since their purchase and $1,970,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Energy Index Fund
Schedule of Investments
November 30, 2006

	Shares	Market Value ($000)

Common Stocks (100.7%)

Energy Equipment & Services (26.4%)
Oil & Gas Drilling (7.4%)
* Transocean Inc.	103,990	8,106
GlobalSantaFe Corp.	80,573	4,834
Noble Corp.	47,066	3,636
* Nabors Industries, Inc.	103,253	3,486
ENSCO International, Inc.	54,075	2,804
* Pride International, Inc.	60,010	1,938
Diamond Offshore Drilling, Inc.	23,878	1,853
Rowan Cos., Inc.	42,431	1,528
Helmerich & Payne, Inc.	43,461	1,155
* Todco Class A	26,315	1,053
* Unit Corp.	19,214	981
Patterson-UTI Energy, Inc.	29,968	830
* Atwood Oceanics, Inc.	14,131	701
* Grey Wolf, Inc.	98,139	695
* Parker Drilling Co.	61,567	593
* Hercules Offshore, Inc.	16,502	562
* Pioneer Drilling Co.	29,311	424
* Bronco Drilling Co., Inc.	18,142	351
Oil & Gas Equipment & Services (19.0%)
Schlumberger Ltd.	447,645	30,655
Halliburton Co.	336,946	11,369
Baker Hughes, Inc.	108,597	7,974
* Weatherford International Ltd.	116,400	5,228
* National Oilwell Varco Inc.	59,926	3,986
BJ Services Co.	104,679	3,535
Smith International, Inc.	70,747	2,997
* Cameron International Corp.	40,445	2,197
* Grant Prideco, Inc.	47,544	2,083
* FMC Technologies Inc.	26,281	1,577
Tidewater Inc.	21,831	1,208
* Veritas DGC Inc.	14,032	1,097
* Superior Energy Services, Inc.	33,501	1,091
* Oceaneering International, Inc.	23,290	1,016
* Core Laboratories NV	10,976	971
* Universal Compression Holdings, Inc.	13,804	869
* Dresser Rand Group, Inc.	35,497	859
* TETRA Technologies, Inc.	33,093	855
* Hanover Compressor Co.	41,293	816
* Oil States International, Inc.	22,490	783
* SEACOR Holdings Inc.	8,255	777
* Hydrill Co.	9,895	749
* NS Group Inc.	11,074	733
* Lone Star Technologies, Inc.	13,732	720
* W-H Energy Services, Inc.	14,938	713
* Global Industries Ltd.	45,795	654
* Dril-Quip, Inc.	12,507	529
* Bristow Group, Inc.	14,296	509
Lufkin Industries, Inc.	8,670	507
CARBO Ceramics Inc.	13,029	507
* Hornbeck Offshore Services, Inc.	13,419	506
* Input/Output, Inc.	46,451	504
* Gulfmark Offshore, Inc.	11,449	461
RPC Inc.	18,992	427
* NATCO Group Inc.	11,029	380
* Basic Energy Services Inc.	15,010	379
* Newpark Resources, Inc.	61,078	376
* Trico Marine Services, Inc.	9,789	356
* Willbros Group, Inc.	18,212	314
* Superior Well Services, Inc.	12,844	307
* SulphCo, Inc.	59,733	299

		127,403

Oil—Crude Producers (74.3%)
Coal & Consumable Fuels (2.5%)
Peabody Energy Corp.	90,242	4,152
CONSOL Energy, Inc.	65,792	2,415
Arch Coal, Inc.	53,048	1,904
Massey Energy Co.	35,324	972
Foundation Coal Holdings, Inc.	21,915	813
* USEC Inc.	47,836	596
* Alpha Natural Resources, Inc.	33,294	524
* International Coal Group, Inc.	90,586	462
* Evergreen Energy, Inc.	5,014	44
* James River Coal Co.	1,614	17
Integrated Oil & Gas (46.9%)
ExxonMobil Corp.	1,297,752	99,680
Chevron Corp.	764,787	55,309
ConocoPhillips Co.	567,902	38,220
Occidental Petroleum Corp.	275,235	13,855
Marathon Oil Corp.	120,487	11,372
Hess Corp.	85,827	4,315
Murphy Oil Corp.	58,493	3,175
* CNX Gas Corp.	19,054	530
Oil & Gas Exploration & Production (17.2%)
Devon Energy Corp.	137,366	10,079
Apache Corp.	108,887	7,614
Anadarko Petroleum Corp.	144,681	7,141
XTO Energy, Inc.	116,104	5,875
EOG Resources, Inc.	81,025	5,715
Chesapeake Energy Corp.	136,582	4,648
Noble Energy, Inc.	61,236	3,276
* Ultra Petroleum Corp.	53,824	2,901
* Southwestern Energy Co.	59,956	2,526
* Newfield Exploration Co.	46,914	2,335
Pioneer Natural Resources Co.	44,969	1,958
Range Resources Corp.	50,011	1,555
* Denbury Resources, Inc.	47,096	1,382
* Plains Exploration & Production Co.	29,033	1,367
* Helix Energy Solutions Group, Inc.	35,094	1,291
Cimarex Energy Co.	33,388	1,256
Pogo Producing Co.	23,396	1,238
Cabot Oil & Gas Corp.	19,034	1,183
St. Mary Land & Exploration Co.	23,887	957
* Forest Oil Corp.	25,522	907
* Petrohawk Energy Corp.	68,229	885
* Whiting Petroleum Corp.	17,277	829
* Quicksilver Resources, Inc.	18,643	789
* Cheniere Energy, Inc.	25,151	774
* Delta Petroleum Corp.	24,526	741
* Swift Energy Co.	14,368	734
Penn Virginia Corp.	9,398	709
* Comstock Resources, Inc.	22,397	684
* Houston Exploration Co.	11,842	665
Berry Petroleum Class A	20,164	660
* Encore Acquisition Co.	24,005	652
* Stone Energy Corp.	14,413	562
* Bill Barrett Corp.	17,411	548
* ATP Oil & Gas Corp.	11,939	540
* Energy Partners, Ltd.	21,918	533
* Atlas America, Inc.	10,928	531
W&T Offshore, Inc.	15,258	529
* Carrizo Oil & Gas, Inc.	15,491	516
* Mariner Energy Inc.	23,269	488
* Parallel Petroleum Corp.	23,933	473
* Warren Resources Inc.	34,325	459
* Goodrich Petroleum Corp.	10,324	454
* Pacific Ethanol, Inc.	23,925	453
* PetroQuest Energy, Inc.	34,277	430
* Petroleum Development Corp.	9,676	409
* GeoGlobal Resources Inc.	49,737	408
* Brigham Exploration Co.	45,031	388
* Harvest Natural Resources, Inc.	37,202	381
* The Meridian Resource Corp.	101,385	360
* Bois d'Arc Energy, Inc.	23,574	358
* McMoRan Exploration Co.	22,377	352
* Arena Resources, Inc.	6,802	297
* Endeavor International Corp.	30,208	70
Oil & Gas Refining & Marketing (4.2%)
Valero Energy Corp.	200,478	11,040
Sunoco, Inc.	45,497	3,101
Tesoro Petroleum Corp.	25,394	1,789
Frontier Oil Corp.	42,200	1,335
Holly Corp.	20,556	1,110
World Fuel Services Corp.	14,324	695
* Giant Industries, Inc.	7,891	608
Alon USA Energy, Inc.	11,819	368
* Rentech, Inc.	90,578	364
* Syntroleum Corp.	38,885	103
Oil & Gas Storage & Transportation (3.5%)
Williams Cos., Inc.	199,608	5,541
Kinder Morgan, Inc.	36,706	3,852
El Paso Corp.	240,455	3,511
* Kinder Morgan Management, LLC	21,213	976
Overseas Shipholding Group Inc.	13,794	794
OMI Corp.	32,226	753
Crosstex Energy, Inc.	5,443	528
* Enbridge Energy Management LLC	8,748	431
General Maritime Corp.	11,894	419

		358,538

Total Investments (100.7%)
(Cost $398,355)		485,941

Other Assets and Liabilities - Net (-0.7%)		(3,537)

Net Assets (100%)		482,404

*	Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2006, the cost of investment securities for tax purposes was $398,355,000. Net unrealized appreciation of investment securities for tax purposes was $87,586,000, consisting of unrealized gains of $88,694,000 on securities that had risen in value since their purchase and $1,108,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Financials Index Fund
Schedule of Investments
November 30, 2006

	Shares	Market Value ($000)

Common Stocks (100.0%)

Capital Markets (14.6%)
The Goldman Sachs Group, Inc.	23,007	4,482
Morgan Stanley	57,114	4,350
Merrill Lynch & Co., Inc.	49,719	4,347
Lehman Brothers Holdings, Inc.	27,033	1,992
The Bank of New York Co., Inc.	45,138	1,604
State Street Corp.	19,524	1,213
Charles Schwab Corp.	64,216	1,178
Franklin Resources Corp.	10,416	1,112
Bear Stearns Co., Inc.	6,692	1,020
Mellon Financial Corp.	24,355	980
Legg Mason Inc.	7,343	700
Ameriprise Financial, Inc.	12,927	699
T. Rowe Price Group Inc.	14,686	636
Northern Trust Corp.	10,961	624
* E*TRADE Financial Corp.	25,238	607
American Capital Strategies, Ltd.	8,346	378
TD Ameritrade Holding Corp.	18,010	316
Allied Capital Corp.	8,610	265
A.G. Edwards & Sons, Inc.	4,454	258
Janus Capital Group Inc.	12,245	248
Nuveen Investments, Inc. Class A	4,612	229
Eaton Vance Corp.	7,165	229
SEI Investments Co.	3,745	218
* Affiliated Managers Group, Inc.	1,769	181
Raymond James Financial, Inc.	5,579	176
Jefferies Group, Inc.	5,919	172
Federated Investors, Inc.	4,931	164
Investors Financial Services Corp.	4,003	159
Waddell & Reed Financial, Inc.	5,085	127
Apollo Investment Corp.	4,893	110
* Knight Capital Group, Inc. Class A	6,070	107
* Investment Technology Group, Inc.	2,656	100
* Piper Jaffray Cos., Inc.	1,239	81
optionsXpress Holdings Inc.	2,472	71
MCG Capital Corp.	3,511	69
Greenhill & Co., Inc.	867	60
Ares Capital Corp.	2,839	53
* GFI Group Inc.	924	52
Calamos Asset Management, Inc.	1,423	39
* LaBranche & Co. Inc.	3,279	35
SWS Group, Inc.	981	32
Cohen & Steers, Inc.	633	24
* MarketAxess Holdings, Inc.	1,494	22
Capital Southwest Corp.	164	21
* Tradestation Group Inc.	1,315	19
Gamco Investors Inc. Class A	358	14

		29,573

Commercial Banks (19.1%)
Wells Fargo & Co.	189,103	6,664
Wachovia Corp.	113,361	6,143
U.S. Bancorp	105,247	3,541
SunTrust Banks, Inc.	20,470	1,671
Regions Financial Corp.	43,035	1,577
BB&T Corp.	31,806	1,368
PNC Financial Services Group	17,414	1,231
National City Corp.	34,088	1,231
Fifth Third Bancorp	29,724	1,172
KeyCorp	23,893	863
North Fork Bancorp, Inc.	28,343	796
Marshall & Ilsley Corp.	13,557	621
Comerica, Inc.	9,554	556
Zions Bancorp	5,971	467
M & T Bank Corp.	3,899	463
Synovus Financial Corp.	15,287	459
Compass Bancshares Inc.	7,239	414
Commerce Bancorp, Inc.	10,447	363
Mercantile Bankshares Corp.	7,356	336
Huntington Bancshares Inc.	13,300	323
Popular, Inc.	15,678	278
First Horizon National Corp.	6,925	276
Associated Banc-Corp	7,049	234
TD Banknorth, Inc.	6,723	216
Colonial BancGroup, Inc.	8,227	201
UnionBanCal Corp.	3,352	193
TCF Financial Corp.	6,912	181
Valley National Bancorp	6,543	170
Fulton Financial Corp.	10,238	166
Commerce Bancshares, Inc.	3,413	166
Wilmington Trust Corp.	3,852	160
City National Corp.	2,329	158
Bank of Hawaii Corp.	3,053	158
Cullen/Frost Bankers, Inc.	2,877	157
Sky Financial Group, Inc.	6,176	153
Whitney Holdings Corp.	3,763	121
FirstMerit Corp.	4,845	115
East West Bancorp, Inc.	3,156	112
First Midwest Bancorp, Inc.	2,981	111
The South Financial Group, Inc.	4,271	111
BancorpSouth, Inc.	4,252	111
Umpqua Holdings Corp.	3,249	98
UCBH Holdings, Inc.	5,711	96
Cathay General Bancorp	2,784	96
* SVB Financial Group	2,004	95
Trustmark Corp.	2,816	92
Westamerica Bancorporation	1,821	90
Pacific Capital Bancorp	2,649	86
First Community Bancorp	1,553	84
United Bankshares, Inc.	2,169	84
International Bancshares Corp.	2,637	82
Hancock Holding Co.	1,452	78
Susquehanna Bancshares, Inc.	2,787	77
Greater Bay Bancorp	2,979	77
BOK Financial Corp.	1,407	76
Chittenden Corp.	2,516	76
UMB Financial Corp.	2,052	75
Frontier Financial Corp.	2,442	73
Provident Bankshares Corp.	1,973	73
Sterling Financial Corp.	2,089	70
United Community Banks, Inc.	2,076	69
Park National Corp.	686	69
Old National Bancorp	3,540	66
Wintrust Financial Corp.	1,391	66
Glacier Bancorp, Inc.	1,857	66
First Citizens BancShares Class A	319	64
MB Financial, Inc.	1,766	63
First Republic Bank	1,564	63
Alabama National BanCorporation	903	62
Citizens Banking Corp.	2,299	62
Central Pacific Financial Co.	1,638	61
F.N.B. Corp.	3,396	61
Republic Bancorp, Inc.	4,286	59
First Commonwealth Financial Corp.	4,071	56
* Signature Bank	1,687	54
* Investors Bancorp, Inc.	3,447	53
Hanmi Financial Corp.	2,395	52
Prosperity Bancshares, Inc.	1,535	52
Boston Private Financial Holdings, Inc.	1,886	51
National Penn Bancshares Inc.	2,508	51
CVB Financial Corp.	3,497	51
Sterling Bancshares, Inc.	2,612	48
Mid-State Bancshares	1,318	48
S & T Bancorp, Inc.	1,367	46
NBT Bancorp, Inc.	1,859	46
Amcore Financial, Inc.	1,425	45
First BanCorp Puerto Rico	4,523	45
Chemical Financial Corp.	1,367	45
First Charter Corp.	1,834	44
PrivateBancorp, Inc.	1,078	43
Community Bank System, Inc.	1,699	41
City Holding Co.	1,019	40
Westbanco Inc.	1,208	39
First Financial Bankshares, Inc.	925	39
Community Banks, Inc.	1,386	38
Cascade Bancorp	1,248	38
Capitol Bancorp Ltd.	795	36
* Centennial Bank Holdings Inc.	3,646	35
Sterling Financial Corp. (PA)	1,451	34
Sandy Spring Bancorp, Inc.	896	34
First Financial Bancorp	2,000	33
Columbia Banking System, Inc.	976	33
Harleysville National Corp.	1,605	32
Community Trust Bancorp Inc.	794	32
West Coast Bancorp	918	32
Independent Bank Corp. (MA)	873	30
IBERIABANK Corp.	523	30
Banner Corp.	639	29
Independent Bank Corp. (MI)	1,224	29
* Texas Capital Bancshares, Inc.	1,446	28
* Western Alliance Bancorp	801	28
Capital City Bank Group, Inc.	815	28
Nara Bancorp, Inc.	1,366	28
Integra Bank Corp.	994	28
First Merchants Corp.	995	27
Irwin Financial Corp.	1,186	26
BankFinancial Corp.	1,480	26
Renasant Corp.	831	25
Bank of the Ozarks, Inc.	763	25
Interchange Financial Services Corp.	1,080	25
Midwest Banc Holdings, Inc.	1,055	25
Union Bankshares Corp.	794	25
Placer Sierra Bancshares	1,048	24
First Source Corp.	776	24
Washington Trust Bancorp, Inc.	856	24
Suffolk Bancorp	661	24
Univest Corp. of Pennsylvania	758	23
CoBiz Inc.	984	23
Omega Financial Corp.	685	22
S.Y. Bancorp, Inc.	790	22
Old Second Bancorp, Inc.	720	22
Sterling Bancorp	1,136	21
Simmons First National Corp.	656	21
BancFirst Corp.	387	21
First Financial Corp. (IN)	603	20
First Indiana Corp.	821	20
U.S.B. Holding Co., Inc.	843	20
TriCo Bancshares	745	20
Yardville National Bancorp	517	20
Seacoast Banking Corp. of Florida	836	20
Heartland Financial USA, Inc.	687	20
Tompkins Trustco, Inc.	426	19
Wilshire Bancorp Inc.	964	18
First Community Bancshares, Inc.	464	17
Great Southern Bancorp, Inc.	565	17
Oriental Financial Group Inc.	1,428	16
* Virginia Commerce Bancorp, Inc.	809	16
Center Financial Corp.	682	15
Taylor Capital Group, Inc.	390	14
Republic Bancorp, Inc. Class A	557	14
R & G Financial Corp. Class B	1,853	14
Lakeland Bancorp, Inc.	908	14
Peoples Bancorp, Inc.	17	-
First Bancorp (NC)	23	-
Arrow Financial Corp.	17	-
Royal Bancshares of Pennsylvania, Inc.	9	-

		38,629

Consumer Finance (3.4%)
American Express Co.	64,785	3,804
Capital One Financial Corp.	15,342	1,195
SLM Corp.	24,292	1,114
* AmeriCredit Corp.	7,652	179
The First Marblehead Corp.	1,822	136
Cash America International Inc.	1,795	79
Student Loan Corp.	232	48
Advanta Corp. Class B	1,025	47
* World Acceptance Corp.	1,002	45
Advance America, Cash Advance Centers, Inc.	2,692	38
* CompuCredit Corp.	910	34
* First Cash Financial Services, Inc.	1,614	33
* EZCORP, Inc.	650	30
* Nelnet, Inc.	1,102	29
* Dollar Financial Corp.	893	26
Advanta Corp. Class A	363	15
* United PanAm Financial Corp.	613	7

		6,859

Diversified Financial Services (21.1%)
Citigroup, Inc.	292,956	14,528
Bank of America Corp.	268,102	14,437
JPMorgan Chase & Co.	205,644	9,517
The Chicago Mercantile Exchange	2,052	1,099
Moody's Corp.	14,135	982
CIT Group Inc.	11,688	608
* NYSE Group Inc.	3,156	316
Leucadia National Corp.	9,593	265
* Nasdaq Stock Market Inc.	5,552	223
* IntercontinentalExchange Inc.	2,158	212
* CBOT Holdings, Inc. Class A	1,268	202
International Securities Exchange, Inc.	2,206	117
Financial Federal Corp.	1,548	43
* Portfolio Recovery Associates, Inc.	926	42
Resource America, Inc.	985	26
* Asset Acceptance Capital Corp.	1,181	20
* PICO Holdings, Inc.	549	17
* Primus Guaranty, Ltd.	1,003	12
* Encore Capital Group, Inc.	788	11

		42,677

Insurance (21.8%)
American International Group, Inc.	130,807	9,198
MetLife, Inc.	44,936	2,639
Prudential Financial, Inc.	28,665	2,336
The Allstate Corp.	35,409	2,248
* Berkshire Hathaway Inc. Class B	631	2,243
The St. Paul Travelers, Cos. Inc.	40,916	2,120
The Hartford Financial Services Group Inc.	17,957	1,540
AFLAC Inc.	29,341	1,295
The Chubb Corp.	24,343	1,260
ACE Ltd.	19,255	1,094
Lincoln National Corp.	16,606	1,056
Progressive Corp. of Ohio	43,424	979
Marsh & McLennan Cos., Inc.	30,910	971
The Principal Financial Group, Inc.	15,860	916
Loews Corp.	22,775	909
Genworth Financial Inc.	26,915	883
XL Capital Ltd. Class A	10,660	758
Aon Corp.	16,707	596
MBIA, Inc.	7,924	552
Ambac Financial Group, Inc.	6,204	531
Cincinnati Financial Corp.	9,744	431
Safeco Corp.	6,977	423
UnumProvident Corp.	20,277	415
Everest Re Group, Ltd.	3,760	370
Torchmark Corp.	5,813	368
Assurant, Inc.	6,271	345
W.R. Berkley Corp.	9,622	338
Old Republic International Corp.	12,862	290
Fidelity National Financial, Inc. Class A	12,339	279
Axis Capital Holdings Ltd.	8,052	276
White Mountains Insurance Group Inc.	440	264
* Markel Corp.	537	240
RenaissanceRe Holdings Ltd.	3,955	233
PartnerRe Ltd.	3,284	229
Brown & Brown, Inc.	7,005	203
HCC Insurance Holdings, Inc.	6,528	197
First American Corp.	4,864	188
Protective Life Corp.	3,840	181
* Conseco, Inc.	8,978	179
* Arch Capital Group Ltd.	2,586	173
Arthur J. Gallagher & Co.	5,683	166
Nationwide Financial Services, Inc.	3,143	163
* Philadelphia Consolidated Holding Corp.	3,542	158
StanCorp Financial Group, Inc.	3,291	149
Unitrin, Inc.	2,876	141
The Hanover Insurance Group Inc.	2,952	140
American Financial Group, Inc.	2,597	136
Endurance Specialty Holdings Ltd.	3,385	127
Erie Indemnity Co. Class A	2,081	117
Montpelier Re Holdings Ltd.	6,107	116
* Alleghany Corp.	316	108
Platinum Underwriters Holdings, Ltd.	3,542	108
Ohio Casualty Corp.	3,623	106
Delphi Financial Group, Inc.	2,599	105
The Phoenix Cos., Inc.	6,489	105
Reinsurance Group of America, Inc.	1,868	103
Aspen Insurance Holdings Ltd.	3,723	100
Mercury General Corp.	1,839	98
Transatlantic Holdings, Inc.	1,570	97
IPC Holdings Ltd.	3,091	96
National Financial Partners Corp.	2,078	94
Selective Insurance Group	1,677	93
Commerce Group, Inc.	3,024	92
Zenith National Insurance Corp.	1,998	92
* ProAssurance Corp.	1,762	90
Hilb, Rogal and Hamilton Co.	1,960	82
Assured Guaranty Ltd.	3,143	81
R.L.I. Corp.	1,299	72
* Argonaut Group, Inc.	1,915	65
Max Re Capital Ltd.	2,501	60
Infinity Property & Casualty Corp.	1,232	56
LandAmerica Financial Group, Inc.	908	55
Horace Mann Educators Corp.	2,557	52
* USI Holdings Corp.	3,017	47
United Fire & Casualty Co.	1,212	43
Alfa Corp.	2,199	43
Stewart Information Services Corp.	1,031	40
American Equity Investment Life Holding Co.	3,030	39
* Universal American Financial Corp.	2,069	39
Safety Insurance Group, Inc.	709	37
* Navigators Group, Inc.	768	36
Tower Group, Inc.	1,059	35
Midland Co.	689	31
FBL Financial Group, Inc. Class A	791	31
National Western Life Insurance Co. Class A	134	31
* United America Indemnity, Ltd.	1,220	31
Harleysville Group, Inc.	835	30
Odyssey Re Holdings Corp.	831	29
State Auto Financial Corp.	843	28
21st Century Insurance Group	1,641	28
Presidential Life Corp.	1,230	28
* CNA Surety Corp.	1,124	22
* PXRE Group Ltd.	4,467	21
Bristol West Holdings, Inc.	1,099	17
Direct General Corp.	1,002	16
* James River Group Inc.	450	15
Scottish Re Group Ltd.	2,427	14
Baldwin & Lyons, Inc. Class B	468	12
* First Acceptance Corp.	993	10
National Interstate Corp.	342	9
Donegal Group Inc.	418	8
Crawford & Co. Class B	628	5

		43,944

Real Estate Investment Trusts (12.0%)
Simon Property Group, Inc. REIT	13,057	1,332
Equity Office Properties Trust REIT	20,726	999
ProLogis REIT	14,484	944
Vornado Realty Trust REIT	7,484	944
Equity Residential REIT	17,185	915
Archstone-Smith Trust REIT	12,602	756
Boston Properties, Inc. REIT	6,383	747
Host Marriott Corp. REIT	29,242	737
Public Storage, Inc. REIT	7,434	716
General Growth Properties Inc. REIT	12,840	705
Kimco Realty Corp. REIT	13,286	616
Avalonbay Communities, Inc. REIT	4,410	587
Developers Diversified Realty Corp. REIT	6,432	417
Health Care Properties Investors REIT	11,363	412
Plum Creek Timber Co. Inc. REIT	10,549	393
The Macerich Co. REIT	4,209	360
SL Green Realty Corp. REIT	2,623	355
Duke Realty Corp. REIT	8,003	348
iStar Financial Inc. REIT	7,324	343
Apartment Investment & Management Co. Class A REIT	5,686	328
Regency Centers Corp. REIT	4,054	320
AMB Property Corp. REIT	5,224	320
Liberty Property Trust REIT	5,403	277
Federal Realty Investment Trust REIT	3,207	273
United Dominion Realty Trust REIT	7,968	268
Camden Property Trust REIT	3,340	266
Reckson Associates Realty Corp. REIT	4,862	235
Weingarten Realty Investors REIT	4,730	226
Hospitality Properties Trust REIT	4,336	218
Ventas, Inc. REIT	5,484	214
Mack-Cali Realty Corp. REIT	3,620	198
BRE Properties Inc. Class A REIT	2,983	193
CapitalSource Inc. REIT	6,885	187
Brandywine Realty Trust REIT	5,321	187
Rayonier Inc. REIT	4,465	186
Alexandria Real Estate Equities, Inc. REIT	1,708	176
New Plan Excel Realty Trust REIT	6,122	174
Essex Property Trust, Inc. REIT	1,299	171
Thornburg Mortgage, Inc. REIT	6,774	171
Annaly Mortgage Management Inc. REIT	11,956	167
Realty Income Corp. REIT	5,863	161
Health Care Inc. REIT	3,800	159
HRPT Properties Trust REIT	12,393	156
Kilroy Realty Corp. REIT	1,892	155
Taubman Co. REIT	3,117	154
CBL & Associates Properties, Inc. REIT	3,548	153
Nationwide Health Properties, Inc. REIT	4,610	136
First Industrial Realty Trust REIT	2,647	133
KKR Financial Corp. REIT	4,842	130
Colonial Properties Trust REIT	2,559	125
Crescent Real Estate, Inc. REIT	5,819	125
Post Properties, Inc. REIT	2,595	124
Home Properties, Inc. REIT	1,951	121
Corporate Office Properties Trust, Inc. REIT	2,416	120
BioMed Realty Trust, Inc. REIT	3,853	116
Healthcare Realty Trust Inc. REIT	2,847	116
Washington REIT	2,673	115
Highwood Properties, Inc. REIT	2,777	113
LaSalle Hotel Properties REIT	2,357	104
New Century Financial Corp. REIT	2,798	101
American Home Mortgage Investment Corp. REIT	2,836	100
Strategic Hotels and Resorts, Inc. REIT	4,552	99
Senior Housing Properties Trust REIT	4,468	98
Digital Realty Trust, Inc. REIT	2,656	97
Potlatch Corp. REIT	2,321	97
Sunstone Hotel Investors, Inc. REIT	3,442	96
Entertainment Properties Trust REIT	1,572	95
Maguire Properties, Inc. REIT	2,225	95
American Financial Realty Trust REIT	7,690	90
Pennsylvania REIT	2,125	84
Cousins Properties, Inc. REIT	2,295	83
Redwood Trust, Inc. REIT	1,432	82
Mid-America Apartment Communities, Inc. REIT	1,344	81
Newcastle Investment Corp. REIT	2,658	80
National Retail Properties REIT	3,258	78
Friedman, Billings, Ramsey Group, Inc. REIT	9,867	77
DiamondRock Hospitality Co. REIT	4,362	77
FelCor Lodging Trust, Inc. REIT	3,476	76
EastGroup Properties, Inc. REIT	1,362	76
Inland Real Estate Corp. REIT	3,839	74
Tanger Factory Outlet Centers, Inc. REIT	1,878	74
Longview Fibre Co. REIT	3,457	72
Spirit Finance Corp. REIT	5,770	70
Equity Lifestyle Properties, Inc. REIT	1,353	70
Lexington Corporate Properties Trust REIT	3,172	70
PS Business Parks, Inc. REIT	960	68
Equity One, Inc. REIT	2,477	68
Extra Space Storage Inc. REIT	3,573	66
Franklin Street Properties Corp. REIT	3,104	65
U-Store-It Trust REIT	2,952	65
Trustreet Properties, Inc. REIT	3,822	64
Mills Corp. REIT	2,978	63
Sovran Self Storage, Inc. REIT	1,071	63
Omega Healthcare Investors, Inc. REIT	3,523	62
Glimcher Realty Trust REIT	2,217	60
Novastar Financial, Inc. REIT	1,875	57
Global Signal, Inc. REIT	1,026	57
RAIT Investment Trust REIT	1,681	56
Equity Inns, Inc. REIT	3,270	53
Highland Hospitality Corp. REIT	3,633	52
Ashford Hospitality Trust REIT	3,780	50
National Health Investors REIT	1,455	49
Impac Mortgage Holdings, Inc. REIT	4,720	46
First Potomac REIT	1,490	46
NorthStar Realty Finance Corp. REIT	2,883	46
Parkway Properties Inc. REIT	863	45
Anthracite Capital Inc. REIT	3,423	43
Innkeepers USA Trust REIT	2,659	43
Deerfield Triarc Capital Corp. REIT	2,729	42
Saxon Inc. REIT	2,994	42
Acadia Realty Trust REIT	1,529	40
Cedar Shopping Centers, Inc. REIT	2,170	40
MFA Mortgage Investments, Inc. REIT	4,945	38
Ramco-Gershenson Properties Trust REIT	1,030	38
Saul Centers, Inc. REIT	633	36
Medical Properties Trust Inc. REIT	2,350	35
Gramercy Capital Corp. REIT	1,179	33
Sun Communities, Inc. REIT	977	33
LTC Properties, Inc. REIT	1,180	33
Getty Realty Holding Corp. REIT	1,024	32
GMH Communities Trust REIT	2,474	31
American Campus Communities, Inc. REIT	1,016	30
Capital Trust Class A REIT	662	29
Arbor Realty Trust, Inc. REIT	1,027	29
JER Investors Trust Inc. REIT	1,446	29
Luminent Mortgage Capital, Inc. REIT	2,743	28
Universal Health Realty Income REIT	712	28
Investors Real Estate Trust REIT	2,645	27
Anworth Mortgage Asset Corp. REIT	2,769	26
Capital Lease Funding, Inc. REIT	2,095	25
MortgageIT Holdings Inc. REIT	1,732	25
Education Realty Trust, Inc. REIT	1,577	25
Urstadt Biddle Properties Class A REIT	1,044	20
Fieldstone Investment Corp. REIT	2,929	16
HomeBanc Corp. REIT	2,954	12
Urstadt Biddle Properties REIT	222	4

		24,202

Real Estate Management & Development (0.8%)
* CB Richard Ellis Group, Inc.	11,260	371
* Realogy Corp.	12,663	330
The St. Joe Co.	4,127	231
Forest City Enterprise Class A	3,812	222
Jones Lang LaSalle Inc.	2,111	192
* Trammell Crow Co.	1,944	96
* Move, Inc.	8,428	47
* Tejon Ranch Co.	582	30
* Affordable Residential Communities	1,578	18

		1,537

Thrifts & Mortgage Finance (7.2%)
Fannie Mae	57,484	3,278
Freddie Mac	40,985	2,753
Washington Mutual, Inc.	56,680	2,476
Countrywide Financial Corp.	36,169	1,437
Sovereign Bancorp, Inc.	22,450	561
Hudson City Bancorp, Inc.	31,971	424
MGIC Investment Corp.	4,926	286
Radian Group, Inc.	4,754	253
New York Community Bancorp, Inc.	15,640	253
The PMI Group Inc.	5,119	222
IndyMac Bancorp, Inc.	3,963	182
Astoria Financial Corp.	5,329	159
Webster Financial Corp.	3,303	158
People's Bank	3,387	151
Washington Federal Inc.	5,244	122
NewAlliance Bancshares, Inc.	6,659	109
Downey Financial Corp.	1,256	91
First Niagara Financial Group, Inc.	6,273	90
MAF Bancorp, Inc.	1,646	72
Fremont General Corp.	4,026	68
* First Federal Financial Corp.	1,005	65
Provident Financial Services Inc.	3,452	63
Harbor Florida Bancshares, Inc.	1,252	55
TrustCo Bank NY	4,587	52
Fidelity Bankshares, Inc.	1,295	51
Brookline Bancorp, Inc.	3,679	50
Capitol Federal Financial	1,315	49
BankUnited Financial Corp.	1,916	49
Corus Bankshares Inc.	1,951	44
Bank Mutual Corp.	3,595	44
W Holding Co., Inc.	7,046	43
PFF Bancorp, Inc.	1,309	43
* Accredited Home Lenders Holding Co.	1,284	38
BankAtlantic Bancorp, Inc. Class A	2,864	37
Provident New York Bancorp, Inc.	2,420	37
* Ocwen Financial Corp.	2,345	35
Northwest Bancorp, Inc.	1,267	35
Flagstar Bancorp, Inc.	2,266	34
* Triad Guaranty, Inc.	601	32
Anchor Bancorp Wisconsin Inc.	1,102	32
TierOne Corp.	953	30
City Bank Lynnwood (WA)	539	29
First Financial Holdings, Inc.	758	29
KNBT Bancorp Inc.	1,621	27
Partners Trust Financial Group, Inc.	2,398	27
* Franklin Bank Corp.	1,335	26
Dime Community Bancshares	1,687	24
First Place Financial Corp.	966	24
Doral Financial Corp.	5,625	23
WSFS Financial Corp.	339	22
Kearny Financial Corp.	1,279	21
First Busey Corp.	852	20
United Community Financial Corp.	1,561	19
Flushing Financial Corp.	1,096	19
Charter Financial Corp.	270	14
NetBank, Inc.	2,976	14
* Wauwatosa Holdings, Inc.	685	12
Clifton Savings Bancorp, Inc.	889	11
OceanFirst Financial Corp.	151	3
ITLA Capital Corp.	10	1

		14,428

Total Common Stocks
(Cost $182,898)		201,849

Temporary Cash Investment (0.0%)

1 Vanguard Market Liquidity Fund, 5.290%
(Cost $7)	7,380	7

Total Investments (100.0%)
(Cost $182,905)		201,856

Other Assets and Liabilities - Net (0.0%)		65

Net Assets (100%)		201,921

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT	- Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2006, the cost of investment securities for tax purposes was $182,905,000. Net unrealized appreciation of investment securities for tax purposes was $18,951,000, consisting of unrealized gains of $19,793,000 on securities that had risen in value since their purchase and $842,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Health Care Index Fund
Schedule of Investments
November 30, 2006

	Shares	Market Value ($000)

Common Stocks (100.0%)

Biotechnology (14.8%)
* Amgen, Inc.	317,454	22,539
* Genentech, Inc.	128,448	10,501
* Gilead Sciences, Inc.	123,839	8,163
* Celgene Corp.	102,109	5,691
* Biogen Idec Inc.	94,223	4,924
* Genzyme Corp.	71,653	4,614
* MedImmune Inc.	64,882	2,121
* Vertex Pharmaceuticals, Inc.	32,710	1,449
* Amylin Pharmaceuticals, Inc.	33,966	1,359
* Cephalon, Inc.	16,598	1,243
* Millennium Pharmaceuticals, Inc.	85,885	966
* PDL BioPharma Inc.	29,735	675
* OSI Pharmaceuticals, Inc.	15,591	572
* ImClone Systems, Inc.	18,361	549
* ICOS Corp.	16,946	547
* Medarex, Inc.	31,734	428
* Alkermes, Inc.	27,675	420
* Human Genome Sciences, Inc.	32,346	405
* Alexion Pharmaceuticals, Inc.	9,355	405
* BioMarin Pharmaceutical Inc.	23,380	400
* United Therapeutics Corp.	6,192	361
* Theravance, Inc.	10,994	344
* Regeneron Pharmaceuticals, Inc.	15,454	332
* Myriad Genetics, Inc.	10,810	329
* Cubist Pharmaceuticals, Inc.	14,896	303
* Applera Corp.-Celera Genomics Group	20,848	299
* Digene Corp.	5,685	290
* Nuvelo, Inc.	14,019	269
* Telik, Inc.	14,144	241
* Martek Biosciences Corp.	8,825	216
* Onyx Pharmaceuticals, Inc.	11,400	199
* Isis Pharmaceuticals, Inc.	18,841	192
* CV Therapeutics, Inc.	14,977	179
* Pharmion Corp.	6,911	171
* Progenics Pharmaceuticals, Inc.	6,013	165
* InterMune Inc.	7,402	158
* Arena Pharmaceuticals, Inc.	11,689	151
* Zymogenetics, Inc.	9,226	145
* Tanox, Inc.	7,372	145
* Keryx Biopharmaceuticals, Inc.	10,482	145
* Geron Corp.	18,073	143
* MannKind Corp.	7,515	123
Incyte Corp.	20,043	105
* Enzon Pharmaceuticals, Inc.	11,831	98
* Encysive Pharmaceuticals, Inc.	16,068	97
* ARIAD Pharmaceuticals, Inc.	17,612	95
* Neurocrine Biosciences, Inc.	10,209	94
* Panacos Pharmaceuticals Inc.	13,796	89
* Momenta Pharmaceuticals, Inc.	5,053	87
* Alnylam Pharmaceuticals Inc.	3,921	84
* Dendreon Corp.	19,234	83
* deCODE genetics, Inc.	13,756	60
* Coley Pharmaceutical Group	3,968	46
* Lexicon Genetics Inc.	8,126	30
* Cell Genesys, Inc.	2,019	8
* Rigel Pharmaceuticals, Inc.	121	1
* Nabi Biopharmaceuticals	185	1
* NPS Pharmaceuticals Inc.	142	1
* Idenix Pharmaceuticals Inc.	69	1
* Maxygen Inc.	72	1
* GTx, Inc.	38	1
* Threshold Pharmaceuticals, Inc.	63	-

		73,853

Health Care Equipment & Supplies (15.2%)
Medtronic, Inc.	313,032	16,318
Baxter International, Inc.	176,958	7,917
* Zimmer Holdings, Inc.	65,816	4,802
* Boston Scientific Corp.	303,390	4,800
Becton, Dickinson & Co.	66,345	4,758
Stryker Corp.	78,062	4,048
* St. Jude Medical, Inc.	95,557	3,561
Biomet, Inc.	63,755	2,411
C.R. Bard, Inc.	28,450	2,341
* Varian Medical Systems, Inc.	35,874	1,766
* Hospira, Inc.	41,167	1,350
DENTSPLY International Inc.	40,983	1,309
* ResMed Inc.	20,623	1,031
Beckman Coulter, Inc.	17,234	1,023
* Intuitive Surgical, Inc.	9,565	972
Hillenbrand Industries, Inc.	15,150	877
* Cytyc Corp.	31,206	818
Dade Behring Holdings Inc.	21,436	812
* Edwards Lifesciences Corp.	16,088	737
* IDEXX Laboratories Corp.	8,599	728
* Respironics, Inc.	19,898	717
Bausch & Lomb, Inc.	14,682	711
* Gen-Probe Inc.	14,145	689
* Hologic, Inc.	13,046	653
Cooper Cos., Inc.	11,547	623
* Advanced Medical Optics, Inc.	16,044	562
Mentor Corp.	10,826	541
* Immucor Inc.	18,201	490
STERIS Corp.	18,507	476
West Pharmaceutical Services, Inc.	8,800	432
* American Medical Systems Holdings, Inc.	19,148	330
* Haemonetics Corp.	7,207	326
* Inverness Medical Innovations, Inc.	7,958	310
* ArthroCare Corp.	7,170	299
* Conor Medsystems, Inc.	8,652	280
* Kyphon Inc.	7,862	266
* DJ Orthopedics Inc.	6,213	264
* Viasys Healthcare Inc.	8,922	252
PolyMedica Corp.	6,304	249
* Kinetic Concepts, Inc.	6,284	228
* Palomar Medical Technologies, Inc.	4,534	226
* Biosite Inc.	4,484	219
* Integra LifeSciences Holdings	5,088	211
* Wright Medical Group, Inc.	8,503	203
* LifeCell Corp.	9,248	202
Analogic Corp.	3,745	198
* Align Technology, Inc.	14,692	193
Invacare Corp.	7,899	185
* Conceptus, Inc.	7,927	182
Arrow International, Inc.	4,997	175
* CONMED Corp.	7,755	172
* Thoratec Corp.	11,541	170
* Orthofix International NV	3,893	169
* Nuvasive, Inc.	7,280	167
* Greatbatch, Inc.	5,920	154
Meridian Bioscience Inc.	5,991	146
* SonoSite, Inc.	4,557	146
* ICU Medical, Inc.	3,546	143
* SurModics, Inc.	4,033	136
* Foxhollow Technologies Inc.	5,076	134
* Cyberonics, Inc.	5,407	132
Datascope Corp.	3,627	123
Vital Signs, Inc.	2,189	121
* Merit Medical Systems, Inc.	7,000	112
* Symmetry Medical Inc.	8,164	111
* OraSure Technologies, Inc.	12,578	108
* IntraLase Corp.	5,083	107
Sirona Dental Systems Inc.	2,885	107
* Kensey Nash Corp.	3,007	92
* ev3 Inc.	4,744	79
Young Innovations, Inc.	1,610	57
* Zoll Medical Corp.	30	2
* Aspect Medical Systems, Inc.	48	1

		75,760

Health Care Providers & Services (20.0%)
UnitedHealth Group Inc.	365,362	17,932
* WellPoint Inc.	168,041	12,716
Cardinal Health, Inc.	110,269	7,126
Aetna Inc.	150,132	6,202
Caremark Rx, Inc.	117,039	5,536
* Medco Health Solutions, Inc.	79,724	4,003
CIGNA Corp.	30,342	3,825
McKesson Corp.	77,044	3,806
AmerisourceBergen Corp.	54,650	2,513
* Humana Inc.	45,300	2,451
Quest Diagnostics, Inc.	46,020	2,447
* Laboratory Corp. of America Holdings	34,416	2,437
* Express Scripts Inc.	32,037	2,185
* Coventry Health Care Inc.	43,838	2,110
* DaVita, Inc.	28,210	1,501
* Health Net Inc.	31,796	1,467
Health Management Associates Class A	65,682	1,346
Omnicare, Inc.	33,068	1,312
* Henry Schein, Inc.	24,118	1,243
* Patterson Cos	30,335	1,126
* Triad Hospitals, Inc.	23,964	1,019
* Lincare Holdings, Inc.	26,015	980
Manor Care, Inc.	19,968	949
* Community Health Systems, Inc.	26,880	941
* Tenet Healthcare Corp.	128,450	911
Universal Health Services Class B	14,627	807
* VCA Antech, Inc.	22,720	732
* Pediatrix Medical Group, Inc.	13,295	640
* WellCare Health Plans Inc.	8,914	576
* Psychiatric Solutions, Inc.	13,803	502
* LifePoint Hospitals, Inc.	14,196	493
* Sierra Health Services, Inc.	14,014	491
* AMERIGROUP Corp.	14,207	486
* Magellan Health Services, Inc.	10,118	445
Brookdale Senior Living Inc.	9,729	444
* Healthways, Inc.	8,970	412
* Sunrise Senior Living, Inc.	12,382	395
* PSS World Medical, Inc.	18,473	387
Owens & Minor, Inc. Holding Co.	10,986	341
* United Surgical Partners International, Inc.	12,217	311
* Centene Corp.	11,673	304
* Apria Healthcare Group Inc.	11,479	287
* Kindred Healthcare, Inc.	10,986	282
Chemed Corp.	7,153	268
* Genesis Healthcare Corp.	5,392	250
* AMN Healthcare Services, Inc.	8,837	245
* inVentiv Health, Inc.	7,992	242
* Amedisys Inc.	5,202	204
LCA-Vision Inc.	5,353	188
* HealthExtras, Inc.	8,362	179
* AmSurg Corp.	8,176	168
* Matria Healthcare, Inc.	5,665	166
* Cross Country Healthcare, Inc.	8,304	165
Landauer, Inc.	2,513	137
* Molina Healthcare Inc.	3,772	128
* Odyssey Healthcare, Inc.	9,391	116
* Res-Care, Inc.	6,049	111
* Gentiva Health Services, Inc.	6,618	106
National Healthcare Corp.	1,919	106
* Radiation Therapy Services, Inc.	3,179	104
* MedCath Corp.	3,867	100
* Symbion, Inc.	4,966	88
Option Care, Inc.	3,602	51
* Alliance Imaging, Inc.	6,880	41
* VistaCare, Inc.	150	2
* RehabCare Group, Inc.	52	1

		99,585

Heath Care Technology (0.9%)
IMS Health, Inc.	55,321	1,520
* Emdeon Corp.	74,961	888
* Cerner Corp.	16,956	815
* Allscripts Healthcare Solutions, Inc.	12,857	359
* Eclipsys Corp.	12,025	255
* Per-Se Technologies, Inc.	9,145	252
* The TriZetto Group, Inc.	11,358	196
* Dendrite International, Inc.	11,246	118
* Omnicell, Inc.	3,653	69
* Merge Technologies, Inc.	2,933	18

		4,490

Life Sciences Tools & Services (3.5%)
* Thermo Fisher Scientific, Inc.	111,886	4,904
Applera Corp.-Applied Biosystems Group	50,497	1,840
* Waters Corp.	28,284	1,415
* Covance, Inc.	17,422	1,043
* Millipore Corp.	14,515	993
Pharmaceutical Product Development, Inc.	28,658	905
* Charles River Laboratories, Inc.	19,714	823
* Invitrogen Corp.	14,598	803
PerkinElmer, Inc.	34,627	750
* Techne Corp.	10,233	550
* Illumina, Inc.	11,199	432
* Nektar Therapeutics	24,449	404
* Bio-Rad Laboratories, Inc. Class A	4,988	394
* Ventana Medical Systems, Inc.	9,036	380
* Varian, Inc.	8,409	371
* Dionex Corp.	5,437	313
* Exelixis, Inc.	25,780	222
* Affymetrix, Inc.	8,729	221
* PAREXEL International Corp.	7,450	207
Cambrex Corp.	7,361	162
* PRA International	4,695	136
* Enzo Biochem, Inc.	7,477	114
* Pharmanet Development Group, Inc.	4,874	111
* Molecular Devices Corp.	4,324	91
* Diversa Corp.	7,577	86
* Albany Molecular Research, Inc.	6,156	68
* Bruker BioSciences Corp.	8,393	65
* eResearch Technology, Inc.	121	1

		17,804

Pharmaceuticals (45.6%)
Pfizer Inc.	1,977,882	54,372
Johnson & Johnson	793,413	52,294
Merck & Co., Inc.	590,283	26,274
Abbott Laboratories	414,345	19,333
Wyeth	364,945	17,620
Eli Lilly & Co.	275,896	14,785
Bristol-Myers Squibb Co.	533,419	13,245
Schering-Plough Corp.	401,815	8,844
Allergan, Inc.	40,993	4,779
* Forest Laboratories, Inc.	86,187	4,197
* Sepracor Inc.	30,024	1,676
* Barr Pharmaceuticals Inc.	27,525	1,406
Mylan Laboratories, Inc.	57,383	1,164
* King Pharmaceuticals, Inc.	66,136	1,093
* Endo Pharmaceuticals Holdings, Inc.	34,522	936
* Watson Pharmaceuticals, Inc.	26,458	679
Medicis Pharmaceutical Corp.	14,916	550
* Kos Pharmaceuticals, Inc.	6,464	502
Valeant Pharmaceuticals International	25,361	426
* MGI Pharma, Inc.	21,333	405
* The Medicines Co.	13,018	372
Perrigo Co.	21,890	367
* ViroPharma Inc.	17,739	273
* Adams Respiratory Therapeutics, Inc.	6,797	268
Alpharma, Inc. Class A	11,790	258
* K-V Pharmaceutical Co. Class A	8,891	216
* Par Pharmaceutical Cos. Inc.	9,569	189
* Salix Pharmaceuticals, Ltd.	12,781	180
* Abraxis Bioscience, Inc.	6,583	177
* Sciele Pharma, Inc.	7,723	175
* New River Pharmaceuticals Inc.	3,539	174
* Connetics Corp.	9,354	162
* Noven Pharmaceuticals, Inc.	6,477	153
* AtheroGenics, Inc.	10,611	131
* Xenoport Inc.	3,441	92
* Adolor Corp.	10,944	86
* Discovery Laboratories, Inc.	6,885	15
* K-V Pharmaceutical Co. Class B	16	-
* NitroMed, Inc.	73	-

		227,868

Total Investments (100.0%)
(Cost $473,645)		499,360

Other Assets and Liabilities - Net (0.0%)		(230)

Net Assets (100%)		499,130

*	Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2006, the cost of investment securities for tax purposes was $473,645,000. Net unrealized appreciation of investment securities for tax purposes was $25,715,000, consisting of unrealized gains of $34,927,000 on securities that had risen in value since their purchase and $9,212,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Industrial Index Fund
Schedule of Investments
November 30, 2006

	Shares	Market Value ($000)

Common Stocks (100.1%)

Aerospace & Defense (19.1%)
The Boeing Co.	60,553	5,361
United Technologies Corp.	77,015	4,970
Honeywell International Inc.	62,416	2,683
Lockheed Martin Corp.	28,906	2,615
General Dynamics Corp.	27,432	2,053
Raytheon Co.	36,028	1,839
Northrop Grumman Corp.	26,286	1,759
Rockwell Collins, Inc.	13,795	832
Precision Castparts Corp.	10,879	821
L-3 Communications Holdings, Inc.	9,326	767
Goodrich Corp.	9,587	431
* Alliant Techsystems, Inc.	2,846	220
* BE Aerospace, Inc.	6,592	173
DRS Technologies, Inc.	3,399	169
* Armor Holdings, Inc.	2,850	161
* Hexcel Corp.	8,115	145
Curtiss-Wright Corp.	3,455	123
* Ceradyne, Inc.	2,254	119
* Moog Inc.	3,131	115
* Teledyne Technologies, Inc.	2,841	114
* Esterline Technologies Corp.	2,298	89
* AAR Corp.	3,348	89
* Orbital Sciences Corp.	4,825	87
Triumph Group, Inc.	1,493	79
* GenCorp, Inc.	4,688	65
* K&F Industries Holdings	2,897	60
* Taser International Inc.	5,960	51
United Industrial Corp.	864	42
* Essex Corp.	1,705	41
Cubic Corp.	1,786	40
EDO Corp.	1,727	38
* MTC Technologies, Inc.	1,291	34
* Argon ST, Inc.	1,448	33
HEICO Corp. Class A	1,074	32
HEICO Corp.	491	18
* Ionatron Inc.	3,922	15

		26,283

Air Freight & Logistics (6.3%)
United Parcel Service, Inc.	53,041	4,133
FedEx Corp.	23,362	2,697
Expeditors International of Washington, Inc.	17,182	777
C.H. Robinson Worldwide Inc.	13,016	573
UTI Worldwide, Inc.	5,009	149
Pacer International, Inc.	3,350	100
* Hub Group, Inc.	3,277	94
* EGL, Inc.	2,900	93
Forward Air Corp.	2,687	89
* ABX Air, Inc.	6,450	41

		8,746

Airlines (2.0%)
Southwest Airlines Co.	63,267	994
* AMR Corp.	17,213	550
* Continental Airlines, Inc. Class B	7,343	298
* US Airways Group Inc.	4,008	228
* JetBlue Airways Corp.	12,687	173
* Alaska Air Group, Inc.	3,315	136
Skywest, Inc.	5,202	131
* AirTran Holdings, Inc.	8,066	100
* Republic Airways Holdings Inc.	3,141	54
* ExpressJet Holdings, Inc.	5,167	41
* Frontier Airlines Holdings, Inc.	4,361	36

		2,741

Building Products (2.0%)
Masco Corp.	31,953	917
American Standard Cos., Inc.	14,570	653
* USG Corp.	5,531	308
Lennox International Inc.	5,269	154
Simpson Manufacturing Co.	3,461	107
* NCI Building Systems, Inc.	1,825	101
* Jacuzzi Brands, Inc.	7,092	89
Universal Forest Products, Inc.	1,535	72
ElkCorp	1,891	68
Ameron International Corp.	802	60
* Griffon Corp.	2,351	56
Apogee Enterprises, Inc.	2,883	49
American Woodmark Corp.	1,191	46
* Builders FirstSource, Inc.	1,860	31
* Trex Co., Inc.	1,320	30

		2,741

Commercial Services & Supplies (10.2%)
Waste Management, Inc.	43,584	1,596
Pitney Bowes, Inc.	17,842	822
R.R. Donnelley & Sons Co.	17,468	616
Robert Half International, Inc.	13,253	511
Avery Dennison Corp.	7,568	511
Manpower Inc.	7,124	506
Cintas Corp.	11,062	467
Republic Services, Inc. Class A	10,848	450
* The Dun & Bradstreet Corp.	5,094	419
* Monster Worldwide Inc.	9,563	417
Equifax, Inc.	10,455	397
Aramark Corp. Class B	9,918	331
The Corporate Executive Board Co.	3,287	311
* Allied Waste Industries, Inc.	23,992	304
* ChoicePoint Inc.	7,099	261
* Stericycle, Inc.	3,486	252
* Corrections Corp. of America	5,006	228
The Brink's Co.	4,010	225
* Covanta Holding Corp.	9,830	217
Adesa, Inc.	7,584	200
Herman Miller, Inc.	5,533	194
* Copart, Inc.	6,090	184
IKON Office Solutions, Inc.	11,091	179
HNI Corp.	3,722	174
* Waste Connections, Inc.	3,807	154
Brady Corp. Class A	3,987	153
Watson Wyatt & Co. Holdings	2,932	136
* PHH Corp.	4,612	133
* United Stationers, Inc.	2,723	126
* IHS Inc.-Class A	3,384	125
* Resources Connection, Inc.	4,007	116
* Acco Brands Corp.	4,512	115
Deluxe Corp.	4,632	114
John H. Harland Co.	2,352	101
* FTI Consulting, Inc.	3,544	95
Mine Safety Appliances Co.	2,603	94
Steelcase Inc.	5,306	94
* Labor Ready, Inc.	4,912	93
Administaff, Inc.	2,175	92
* Tetra Tech, Inc.	5,161	90
* Korn/Ferry International	3,854	90
* Navigant Consulting, Inc.	4,661	89
* The Advisory Board Co.	1,598	89
* Mobile Mini, Inc.	3,165	87
* Cenveo Inc.	4,280	85
* Teletech Holdings Inc.	3,596	81
* CoStar Group, Inc.	1,644	81
ABM Industries Inc.	3,884	81
* School Specialty, Inc.	2,100	78
Viad Corp.	1,949	77
* American Reprographics Co.	2,438	76
Banta Corp.	2,101	76
G & K Services, Inc. Class A	1,907	76
Knoll, Inc.	3,511	73
* Heidrick & Struggles International, Inc.	1,684	70
* Global Cash Access, Inc.	4,275	69
McGrath RentCorp	2,123	67
* Consolidated Graphics, Inc.	1,143	67
Rollins, Inc.	2,920	64
Healthcare Services Group, Inc.	2,494	62
* CRA International Inc.	1,114	58
Kelly Services, Inc. Class A	1,915	56
* Geo Group Inc.	1,480	56
* Huron Consulting Group Inc.	1,338	55
* Clean Harbors Inc.	1,248	53
Bowne & Co., Inc.	3,174	50
* Kenexa Corp.	1,611	50
* Kforce Inc.	3,512	47
* CBIZ Inc.	6,124	43
* Spherion Corp.	5,905	43
* Volt Information Sciences Inc.	902	42
Ennis, Inc.	1,801	41
* Hudson Highland Group, Inc.	2,279	41
CDI Corp.	1,518	40
Diamond Management and Technology	3,350	37
* LECG Corp.	1,921	35
Central Parking Corp.	1,866	34
* Pike Electric Corp.	2,013	32
Schawk, Inc.	1,582	30
* Sirva Inc.	7,421	28
The Standard Register Co.	1,356	17

		14,029

Construction & Engineering (1.8%)
Fluor Corp.	7,093	618
* Jacobs Engineering Group Inc.	4,795	402
* Foster Wheeler Ltd.	5,632	304
* Shaw Group, Inc.	6,782	203
* URS Corp.	4,309	190
* Quanta Services, Inc.	8,970	164
* EMCOR Group, Inc.	2,678	160
Granite Construction Co.	2,837	146
Washington Group International, Inc.	2,467	145
* Infrasource Services Inc.	3,595	78
* Insituform Technologies Inc. Class A	2,596	67
* Perini Corp.	1,995	65

		2,542

Electrical Equipment (5.6%)
Emerson Electric Co.	32,773	2,841
Rockwell Automation, Inc.	13,592	885
Cooper Industries, Inc. Class A	7,446	681
American Power Conversion Corp.	13,902	422
Roper Industries Inc.	7,097	364
Ametek, Inc.	8,778	286
* Thomas & Betts Corp.	4,888	254
Hubbell Inc. Class B	4,335	227
Acuity Brands, Inc.	3,605	190
* Genlyte Group, Inc.	2,159	183
* General Cable Corp.	4,276	182
Belden CDT Inc.	3,645	145
Regal-Beloit Corp.	2,550	130
* Energy Conversion Devices, Inc.	3,405	130
Woodward Governor Co.	2,768	106
Baldor Electric Co.	2,436	85
Franklin Electric, Inc.	1,555	81
A.O. Smith Corp.	1,827	65
* GrafTech International Ltd.	9,643	65
* II-VI, Inc.	2,450	63
* Evergreen Solar, Inc.	5,531	51
* Power-One, Inc.	6,643	49
* Medis Technology Ltd.	2,133	43
* Encore Wire Corp.	1,537	38
* EnerSys	2,229	37
* Superior Essex Inc.	1,000	35
* FuelCell Energy, Inc.	4,592	30
* Plug Power, Inc.	6,914	28
Vicor Corp.	2,242	28

		7,724

Industrial Conglomerates (27.8%)
General Electric Co.	755,186	26,643
Tyco International Ltd.	161,489	4,892
3M Co.	57,360	4,673
Textron, Inc.	9,154	892
* McDermott International, Inc.	7,885	411
Carlisle Co., Inc.	2,560	210
Teleflex Inc.	3,052	197
Walter Industries, Inc.	3,635	175
* Sequa Corp. Class A	521	59
Tredegar Corp.	2,764	55
Raven Industries, Inc.	1,651	46
Standex International Corp.	1,178	35

		38,288

Machinery (16.2%)
Caterpillar, Inc.	52,588	3,262
Illinois Tool Works, Inc.	38,762	1,830
Deere & Co.	18,566	1,782
Danaher Corp.	19,644	1,436
PACCAR, Inc.	19,210	1,254
Ingersoll-Rand Co.	25,897	1,010
Eaton Corp.	11,471	884
Dover Corp.	16,426	826
Parker Hannifin Corp.	9,699	810
ITT Industries, Inc.	14,148	763
Cummins Inc.	4,220	506
* Terex Corp.	8,202	460
Joy Global Inc.	10,075	442
Pall Corp.	10,270	322
The Manitowoc Co., Inc.	5,087	306
Oshkosh Truck Corp.	6,053	291
SPX Corp.	4,717	288
Harsco Corp.	3,453	269
Pentair, Inc.	8,001	255
* Flowserve Corp.	4,679	252
JLG Industries, Inc.	9,024	252
Trinity Industries, Inc.	6,569	248
Graco, Inc.	5,687	238
* AGCO Corp.	7,574	237
Donaldson Co., Inc.	6,402	224
IDEX Corp.	4,471	214
Kennametal, Inc.	3,329	203
The Timken Co.	6,247	186
Lincoln Electric Holdings, Inc.	3,042	185
* Navistar International Corp.	5,433	174
* Gardner Denver Inc.	4,395	168
The Toro Co.	3,462	155
Crane Co.	4,055	155
CLARCOR Inc.	4,431	146
Wabtec Corp.	4,017	132
Actuant Corp.	2,385	129
Nordson Corp.	2,526	122
Briggs & Stratton Corp.	4,363	118
Bucyrus International, Inc.	2,720	116
Watts Water Technologies, Inc.	2,624	109
Mueller Industries Inc.	3,179	108
Kaydon Corp.	2,497	100
* ESCO Technologies Inc.	2,241	99
Valmont Industries, Inc.	1,604	95
NACCO Industries, Inc. Class A	523	78
Albany International Corp.	2,395	75
Barnes Group, Inc.	3,471	73
Federal Signal Corp.	4,471	73
* EnPro Industries, Inc.	1,982	69
Freightcar America Inc.	1,170	64
* The Middleby Corp.	629	64
* Astec Industries, Inc.	1,797	61
* RBC Bearings Inc.	1,933	56
Cascade Corp.	1,059	55
* American Science & Engineering, Inc.	868	55
Robbins & Myers, Inc.	1,285	55
CIRCOR International, Inc.	1,457	54
The Greenbrier Cos., Inc.	1,372	51
Tennant Co.	1,632	47
* Commercial Vehicle Group Inc.	2,022	47
Wabash National Corp.	3,183	47
* Blount International, Inc.	3,823	45
* A.S.V., Inc.	2,063	31
* TurboChef Technologies, Inc.	2,127	31
* Accuride Corp.	2,683	30
* Tecumseh Products Co. Class A	1,658	27
* Tecumseh Products Co. Class B	253	4

		22,353

Marine (0.5%)
* American Commercial Lines Inc.	2,619	182
Alexander & Baldwin, Inc.	3,568	158
* Kirby Corp.	3,778	136
Horizon Lines Inc.	2,361	65
Eagle Bulk Shipping Inc.	2,775	46
Genco Shipping and Trading Ltd.	1,471	35

		622

Road & Rail (6.9%)
Burlington Northern Santa Fe Corp.	29,150	2,191
Union Pacific Corp.	20,443	1,851
Norfolk Southern Corp.	33,222	1,636
CSX Corp.	35,571	1,276
Ryder System, Inc.	5,036	263
Landstar System, Inc.	4,916	221
Laidlaw International Inc.	6,888	200
J.B. Hunt Transport Services, Inc.	9,094	199
* YRC Worldwide, Inc.	4,825	187
Con-way, Inc.	3,951	182
Avis Budget Group, Inc.	8,486	174
Florida East Coast Industries, Inc. Class A	2,562	153
* Kansas City Southern	5,456	148
* Swift Transportation Co., Inc.	3,991	113
* Dollar Thrifty Automotive Group, Inc.	2,172	92
Werner Enterprises, Inc.	4,901	91
* Genesee & Wyoming Inc. Class A	3,388	91
Heartland Express, Inc.	5,714	88
Knight Transportation, Inc.	4,975	88
* Hertz Global Holdings Inc.	5,427	87
Arkansas Best Corp.	2,128	81
* Old Dominion Freight Line, Inc.	2,692	72
* Amerco, Inc.	773	67
* RailAmerica, Inc.	4,080	65

		9,616

Trading Companies & Distributors (1.7%)
W.W. Grainger, Inc.	6,206	449
Fastenal Co.	10,455	376
* Wesco International, Inc.	4,006	268
GATX Corp.	4,306	199
MSC Industrial Direct Co., Inc. Class A	3,999	156
* United Rentals, Inc.	6,147	154
Watsco, Inc.	2,129	110
Applied Industrial Technology, Inc.	3,628	103
UAP Holding Corp.	4,015	96
* Beacon Roofing Supply, Inc.	3,849	79
* Interline Brands, Inc.	2,320	56
Kaman Corp. Class A	2,276	53
* Williams Scotsman International Inc.	2,502	50
TAL International Group, Inc.	1,749	44
Bluelinx Holdings Inc.	3,204	35
Lawson Products, Inc.	648	33
* Electro Rent Corp.	2,150	32
* Rush Enterprises, Inc. Class A	1,048	19
* NuCo2, Inc.	732	18
* Rush Enterprises, Inc. Class B	285	5

		2,335

Total Investments (100.1%)
(Cost $127,892)		138,020

Other Assets and Liabilities - Net (-0.1%)		(77)

Net Assets (100%)		137,943

*	Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2006, the cost of investment securities for tax purposes was $127,892,000. Net unrealized appreciation of investment securities for tax purposes was $10,128,000, consisting of unrealized gains of $11,671,000 on securities that had risen in value since their purchase and $1,543,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Information Technology Index Fund
Schedule of Investments
November 30, 2006

	Shares	Market Value ($000)

Common Stocks (99.7%)

Communications Equipment (16.0%)
* Cisco Systems, Inc.	642,601	17,273
QUALCOMM Inc.	173,991	6,366
Motorola, Inc.	257,989	5,720
* Corning, Inc.	164,181	3,540
* Juniper Networks, Inc.	53,338	1,136
Harris Corp.	14,069	592
* Avaya Inc.	43,692	558
* Lucent Technologies, Inc.	179,398	457
* Tellabs, Inc.	44,574	447
* Comverse Technology, Inc.	21,155	413
* JDS Uniphase Corp.	22,111	409
* F5 Networks, Inc.	4,257	318
* Polycom, Inc.	9,137	263
* Ciena Corp.	8,750	220
* Foundry Networks, Inc.	14,571	208
* CommScope, Inc.	6,093	184
* Interdigital Communications Corp.	5,699	182
* 3Com Corp.	40,838	171
* ADC Telecommunications, Inc.	12,242	169
* Avocent Corp.	4,804	167
* Andrew Corp.	16,708	167
ADTRAN Inc.	7,231	158
* Sonus Networks, Inc.	25,087	158
* Arris Group Inc.	11,229	134
* Finisar Corp.	28,880	111
Plantronics, Inc.	4,915	103
* Tekelec	6,378	103
* UTStarcom, Inc.	10,797	96
* NETGEAR, Inc.	3,455	90
* Dycom Industries, Inc.	4,246	86
* Redback Networks Inc.	5,769	85
* Comtech Telecommunications Corp.	2,359	84
Black Box Corp.	1,824	78
* Sycamore Networks, Inc.	20,211	75
* Powerwave Technologies, Inc.	11,538	74
* ViaSat, Inc.	2,448	65
* SafeNet, Inc.	2,715	63
* Harmonic, Inc.	7,811	62
* Mastec Inc.	4,466	50
* Extreme Networks, Inc.	12,164	49
Inter-Tel, Inc.	2,093	47
* Packeteer, Inc.	3,709	44
* Ixia	3,808	36
* Blue Coat Systems, Inc.	1,266	32
Bel Fuse, Inc. Class B	848	31
* Ditech Networks Inc.	3,304	23
Bel Fuse, Inc. Class A	239	8
* Westell Technologies, Inc.	692	2

		40,907

Computers & Peripherals (21.1%)
International Business Machines Corp.	160,319	14,736
Hewlett-Packard Co.	293,578	11,585
* Apple Computer, Inc.	89,779	8,231
* Dell Inc.	215,846	5,880
* EMC Corp.	242,235	3,176
* Sun Microsystems, Inc.	366,468	1,986
* Network Appliance, Inc.	39,196	1,537
Seagate Technology	55,624	1,433
* SanDisk Corp.	23,654	1,050
* NCR Corp.	19,047	817
* Lexmark International, Inc.	10,577	730
* Western Digital Corp.	23,095	474
* QLogic Corp.	16,888	376
Diebold, Inc.	6,916	318
* Brocade Communications Systems, Inc.	28,512	264
* Emulex Corp.	8,862	185
Imation Corp.	3,672	170
* Avid Technology, Inc.	4,175	163
* Electronics for Imaging, Inc.	6,031	148
* Palm, Inc.	9,734	136
* Intermec, Inc.	5,278	134
* Komag, Inc.	3,035	120
* Rackable Systems Inc.	2,881	103
* McDATA Corp. Class A	12,544	79
* Synaptics Inc.	2,517	72
* Hutchinson Technology, Inc.	2,685	64
* Adaptec, Inc.	11,854	52
* Quantum Corp.	19,487	46
* Gateway, Inc.	22,833	43
* Novatel Wireless, Inc.	2,943	28
* McDATA Corp. Class B	3,821	24
* Presstek, Inc.	1,682	10

		54,170

Electronic Equipment & Instruments (4.3%)
* Agilent Technologies, Inc.	44,606	1,420
* Flextronics International Ltd.	62,693	705
Amphenol Corp.	9,379	639
Jabil Circuit, Inc.	18,658	529
CDW Corp.	6,666	470
* Arrow Electronics, Inc.	12,753	405
Symbol Technologies, Inc.	26,620	394
* Avnet, Inc.	13,824	343
* Mettler-Toledo International Inc.	4,285	332
* Solectron Corp.	96,010	320
* Ingram Micro, Inc. Class A	14,670	299
* Trimble Navigation Ltd.	5,740	275
Tektronix, Inc.	8,763	268
* Tech Data Corp.	5,926	248
Molex, Inc. Class A	8,452	238
* Vishay Intertechnology, Inc.	17,745	232
* FLIR Systems, Inc.	6,868	221
* Sanmina-SCI Corp.	55,583	206
* Anixter International Inc.	3,460	203
Molex, Inc.	6,253	200
National Instruments Corp.	5,809	169
* Benchmark Electronics, Inc.	6,761	164
* Itron, Inc.	2,639	127
* Rogers Corp.	1,815	126
Daktronics, Inc.	3,235	117
* Plexus Corp.	4,791	116
Technitrol, Inc.	4,029	111
Cognex Corp.	4,410	108
* Dolby Laboratories Inc.	3,759	107
* Coherent, Inc.	3,211	104
* Global Imaging Systems, Inc.	4,861	104
* Insight Enterprises, Inc.	5,055	102
AVX Corp.	6,314	98
* Aeroflex, Inc.	7,926	96
* Rofin-Sinar Technologies Inc.	1,602	93
* Newport Corp.	4,022	87
* Paxar Corp.	3,832	82
* ScanSource, Inc.	2,658	81
* L-1 Identity Solutions Inc.	4,762	80
* Checkpoint Systems, Inc.	4,093	78
MTS Systems Corp.	1,988	76
* Brightpoint, Inc.	5,257	73
* Littelfuse, Inc.	2,319	73
* KEMET Corp.	9,030	66
Park Electrochemical Corp.	2,011	65
* Electro Scientific Industries, Inc.	3,007	60
* TTM Technologies, Inc.	4,308	54
CTS Corp.	3,548	54
* Cogent Inc.	4,463	51
Agilysys, Inc.	3,228	49
* DTS Inc.	1,798	45
Methode Electronics, Inc. Class A	3,950	44
* Universal Display Corp.	2,618	32
* SYNNEX Corp.	1,349	31
* Mercury Computer Systems, Inc.	2,210	29
* Metrologic Instruments, Inc.	1,353	25
* Multi-Fineline Electronix, Inc.	1,008	22
* International DisplayWorks, Inc.	1,694	11
* Excel Technology, Inc.	265	7
* Photon Dynamics, Inc.	505	6
* Echelon Corp.	309	2

		10,972

Internet Software & Services (8.8%)
* Google Inc.	23,055	11,180
* eBay Inc.	111,726	3,614
* Yahoo! Inc.	130,957	3,535
* Akamai Technologies, Inc.	13,743	672
* VeriSign, Inc.	25,652	670
* ValueClick, Inc.	10,055	250
* Digital River, Inc.	4,143	244
* Equinix, Inc.	2,392	183
* aQuantive, Inc.	6,805	163
* WebEx Communications, Inc.	3,942	141
* j2 Global Communications, Inc.	4,954	138
* RealNetworks, Inc.	11,937	137
* Digital Insight Corp.	3,591	137
* CNET Networks, Inc.	14,903	135
* Websense, Inc.	5,018	128
* Digitas Inc.	9,462	102
United Online, Inc.	6,783	91
* EarthLink, Inc.	13,974	91
* DealerTrack Holdings Inc.	3,062	84
* Openwave Systems Inc.	9,916	83
* InfoSpace, Inc.	3,224	63
* CMGI Inc.	45,411	62
* Internap Network Services Corp.	3,168	62
* Interwoven Inc.	4,275	61
* Ariba, Inc.	7,858	59
* SonicWALL, Inc.	5,635	57
* Vignette Corp.	3,085	52
* Bankrate, Inc.	1,306	48
* The Knot, Inc.	1,704	47
* webMethods, Inc.	5,752	41
* S1 Corp.	6,881	36
* Marchex, Inc.	2,481	34
* iPass Inc.	5,622	31
* SAVVIS, Inc.	1,027	31
* NetRatings, Inc.	1,635	30
* Jupitermedia Corp.	2,306	15

		22,507

IT Services (9.2%)
Automatic Data Processing, Inc.	58,571	2,825
Accenture Ltd.	61,536	2,074
First Data Corp.	80,219	2,026
* Western Union Co.	80,150	1,827
Electronic Data Systems Corp.	54,310	1,474
Paychex, Inc.	35,806	1,411
* Cognizant Technology Solutions Corp.	14,831	1,210
* Computer Sciences Corp.	18,145	947
* Fiserv, Inc.	18,504	946
Fidelity National Information Services, Inc.	19,929	795
MasterCard, Inc. Class A	7,108	723
* Affiliated Computer Services, Inc. Class A	11,722	593
* Iron Mountain, Inc.	11,039	476
* Alliance Data Systems Corp.	7,223	467
Sabre Holdings Corp.	13,899	381
Global Payments Inc.	8,073	370
* DST Systems, Inc.	5,837	364
* Ceridian Corp.	14,666	359
* Convergys Corp.	14,721	355
* CheckFree Corp.	8,126	340
MoneyGram International, Inc.	8,846	270
* Unisys Corp.	35,806	258
Acxiom Corp.	8,636	215
* CACI International, Inc.	3,212	192
* VeriFone Holdings, Inc.	5,100	172
* Hewitt Associates, Inc.	6,580	167
* MPS Group, Inc.	10,844	163
* BearingPoint, Inc.	18,988	159
* BISYS Group, Inc.	12,579	151
* Perot Systems Corp.	9,314	146
* Gartner, Inc. Class A	7,222	139
* CSG Systems International, Inc.	4,750	132
* Wright Express Corp.	4,204	130
* eFunds Corp.	4,859	125
* SRA International, Inc.	4,111	120
* Euronet Worldwide, Inc.	3,273	108
Total System Services, Inc.	4,102	106
Talx Corp.	3,220	80
* ManTech International Corp.	1,936	70
* Kanbay International Inc.	2,303	66
* Keane, Inc.	5,067	63
MAXIMUS, Inc.	2,048	60
Gevity HR, Inc.	2,643	58
* Tyler Technologies, Inc.	3,528	51
* Sapient Corp.	9,191	50
* Sykes Enterprises, Inc.	2,866	49
* Covansys Corp.	2,141	49
infoUSA Inc.	3,697	45
Heartland Payment Systems, Inc.	1,578	45
* Forrester Research, Inc.	1,511	42
* Ciber, Inc.	5,763	40
* TNS Inc.	2,257	39
* Ness Technologies Inc.	2,294	36
* Lionbridge Technologies, Inc.	5,997	34
Syntel, Inc.	824	24
* RightNow Technologies Inc.	1,373	23

		23,640

Office Electronics (0.7%)
* Xerox Corp.	95,162	1,570
* Zebra Technologies Corp. Class A	7,049	246

		1,816

Semiconductors & Semiconductor Equipment (18.0%)
Intel Corp.	607,378	12,968
Texas Instruments, Inc.	161,438	4,770
Applied Materials, Inc.	146,205	2,629
* Broadcom Corp.	49,108	1,612
* NVIDIA Corp.	35,079	1,298
* Advanced Micro Devices, Inc.	56,903	1,227
Analog Devices, Inc.	37,177	1,209
* Freescale Semiconductor, Inc. Class B	28,262	1,128
* Micron Technology, Inc.	76,165	1,112
KLA-Tencor Corp.	20,855	1,078
Maxim Integrated Products, Inc.	33,594	1,058
Linear Technology Corp.	31,820	1,023
* Marvell Technology Group Ltd.	48,983	1,011
Xilinx, Inc.	36,017	965
National Semiconductor Corp.	34,177	827
* LAM Research Corp.	14,928	785
Microchip Technology, Inc.	22,483	767
* Altera Corp.	37,616	748
* MEMC Electronic Materials, Inc.	18,689	744
* Freescale Semiconductor, Inc. Class A	14,202	567
* LSI Logic Corp.	41,595	443
* Novellus Systems, Inc.	12,990	406
Intersil Corp.	14,865	368
* Integrated Device Technology Inc.	20,970	346
* Agere Systems Inc.	17,685	317
* Teradyne, Inc.	20,723	309
* International Rectifier Corp.	7,510	300
* Cypress Semiconductor Corp.	14,629	254
* Varian Semiconductor Equipment Associates, Inc.	6,008	239
* Atmel Corp.	45,924	232
* Fairchild Semiconductor International, Inc.	12,752	208
* Rambus Inc.	9,091	203
* Cymer, Inc.	4,077	193
* Tessera Technologies, Inc.	4,827	183
* FormFactor Inc.	4,578	171
* PMC Sierra Inc.	21,642	165
* Cree, Inc.	8,116	161
* Silicon Laboratories Inc.	4,966	160
* SiRF Technology Holdings, Inc.	5,121	157
* RF Micro Devices, Inc.	20,017	154
* Microsemi Corp.	6,932	143
* ON Semiconductor Corp.	20,512	132
* Spansion Inc. Class A	8,764	128
* ATMI, Inc.	3,900	127
* Entegris Inc.	11,504	123
* Atheros Communications, Inc.	5,384	122
* Skyworks Solutions, Inc.	16,804	122
* Amkor Technology, Inc.	11,234	115
* Conexant Systems, Inc.	50,664	110
* Applied Micro Circuits Corp.	31,017	109
* Silicon Image, Inc.	8,582	108
* Trident Microsystems, Inc.	5,045	106
* Brooks Automation, Inc.	7,441	104
* Semtech Corp.	7,584	99
* OmniVision Technologies, Inc.	5,595	91
* Diodes Inc.	2,114	87
* Lattice Semiconductor Corp.	11,931	81
* Cabot Microelectronics Corp.	2,514	80
* MKS Instruments, Inc.	3,816	79
* Micrel, Inc.	6,652	77
* Zoran Corp.	5,094	76
* TriQuint Semiconductor, Inc.	14,641	74
* Axcelis Technologies, Inc.	10,610	68
* DSP Group Inc.	3,137	68
* Standard Microsystem Corp.	2,074	66
* FEI Co.	2,664	65
* Photronics Inc.	4,065	64
* Advanced Energy Industries, Inc.	3,468	60
* Cirrus Logic, Inc.	8,092	56
* Veeco Instruments, Inc.	2,849	53
* Mattson Technology, Inc.	5,456	52
* Supertex, Inc.	1,105	52
* Actel Corp.	2,728	51
* Exar Corp.	3,726	51
* AMIS Holdings Inc.	4,664	50
* Hittite Microwave Corp.	1,281	50
* Kulicke & Soffa Industries, Inc.	5,899	48
* Silicon Storage Technology, Inc.	9,708	45
Cohu, Inc.	2,242	44
* Genesis Microchip Inc.	3,671	37
* Credence Systems Corp.	8,731	34
* Netlogic Microsystems Inc.	1,544	33
* Asyst Technologies, Inc.	4,958	33
* Ultratech, Inc.	2,404	31
* PDF Solutions, Inc.	2,064	30
* IXYS Corp.	2,784	27
* Kopin Corp.	7,034	25
* Rudolph Technologies, Inc.	1,499	24
* PortalPlayer Inc.	1,733	23
* Advanced Analogic Technologies, Inc.	3,824	21
* SigmaTel Inc.	1,963	9
* LTX Corp.	268	1
* Ikanos Communications, Inc.	82	1

		46,060

Software (21.6%)
Microsoft Corp.	933,089	27,367
* Oracle Corp.	441,916	8,410
* Adobe Systems, Inc.	61,052	2,450
* Symantec Corp.	104,361	2,212
* Electronic Arts Inc.	32,269	1,802
* Intuit, Inc.	34,676	1,092
* Autodesk, Inc.	24,210	997
CA, Inc.	44,102	957
* BMC Software, Inc.	21,610	704
* Citrix Systems, Inc.	19,055	548
* Cadence Design Systems, Inc.	29,576	544
* BEA Systems, Inc.	38,944	536
* Activision, Inc.	28,981	494
* McAfee Inc.	16,695	488
* Synopsys, Inc.	15,092	386
* Compuware Corp.	40,004	336
* Red Hat, Inc.	19,039	331
* salesforce.com, Inc.	8,174	319
* NAVTEQ Corp.	8,735	312
Fair Isaac, Inc.	6,836	284
* Hyperion Solutions Corp.	6,233	229
* Parametric Technology Corp.	11,675	226
* Sybase, Inc.	9,430	226
* Novell, Inc.	35,905	225
* THQ Inc.	6,708	218
* MICROS Systems, Inc.	4,053	206
* TIBCO Software Inc.	19,879	185
Jack Henry & Associates Inc.	8,294	181
* ANSYS, Inc.	3,856	181
FactSet Research Systems Inc.	3,324	176
* Macrovision Corp.	5,418	150
* Nuance Communications, Inc.	14,011	144
* Mentor Graphics Corp.	8,451	143
* Transaction Systems Architects, Inc.	3,892	132
* Take-Two Interactive Software, Inc.	7,512	130
* MicroStrategy Inc.	1,010	120
* Kronos, Inc.	3,353	118
* Progress Software Corp.	4,319	117
* Quest Software, Inc.	7,446	107
* Informatica Corp.	8,634	104
* Lawson Software, Inc.	13,338	99
Blackbaud, Inc.	3,635	94
* Advent Software, Inc.	2,402	88
* Wind River Systems Inc.	8,111	87
* Manhattan Associates, Inc.	2,903	84
* Open Solutions Inc.	2,121	79
* Opsware, Inc.	8,916	78
* Blackboard Inc.	2,638	75
Quality Systems, Inc.	1,790	68
* Epicor Software Corp.	5,118	68
* Witness Systems, Inc.	3,477	66
* Altiris, Inc.	2,544	63
* The Ultimate Software Group, Inc.	2,226	54
* SPSS, Inc.	1,894	53
* Verint Systems Inc.	1,499	51
* Concur Technologies, Inc.	2,953	45
* Borland Software Corp.	8,055	43
* JDA Software Group, Inc.	2,927	42
* Agile Software Corp.	6,065	41
* Sonic Solutions, Inc.	2,508	39
* Ansoft Corp.	1,428	39
* Secure Computing Corp.	5,327	35
* InterVoice, Inc.	4,029	27
* eSPEED, Inc. Class A	2,864	27
* EPIQ Systems, Inc.	1,503	23
* FalconStor Software, Inc.	2,412	21
Renaissance Learning, Inc.	958	16
* Ulticom, Inc.	1,303	13
* OpenTV Corp.	4,754	12
* Magma Design Automation, Inc.	138	1

		55,418

Total Investments (99.7%)
(Cost $239,803)		255,490

Other Assets and Liabilities - Net (0.3%)		781

Net Assets (100%)		256,271

*	Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2006, the cost of investment securities for tax purposes was $239,803,000. Net unrealized appreciation of investment securities for tax purposes was $15,687,000, consisting of unrealized gains of $24,145,000 on securities that had risen in value since their purchase and $8,458,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Materials Index Fund
Schedule of Investments
November 30, 2006

	Shares	Market Value ($000)

Common Stocks (100.0%)

Chemicals (48.6%)
E.I. du Pont de Nemours & Co.	246,776	11,581
Dow Chemical Co.	256,854	10,277
Monsanto Co.	144,953	6,968
Praxair, Inc.	86,184	5,378
Air Products & Chemicals, Inc.	58,918	4,074
PPG Industries, Inc.	44,274	2,847
Ecolab, Inc.	50,372	2,234
Rohm & Haas Co.	38,324	2,001
Lyondell Chemical Co.	59,558	1,471
Sigma-Aldrich Corp.	17,704	1,347
Eastman Chemical Co.	21,932	1,302
Ashland, Inc.	17,114	1,157
International Flavors & Fragrances, Inc.	20,700	975
* The Mosaic Co.	41,028	874
Lubrizol Corp.	18,369	870
Celanese Corp. Series A	36,188	796
Airgas, Inc.	18,667	794
Albemarle Corp.	10,799	753
Valspar Corp.	25,911	725
FMC Corp.	9,940	705
Cabot Corp.	16,191	666
* Nalco Holding Co.	32,668	651
RPM International, Inc.	31,864	643
Chemtura Corp.	64,476	624
Scotts Miracle-Gro Co.	12,418	614
Cytec Industries, Inc.	10,788	575
* Hercules, Inc.	29,046	541
* Huntsman Corp.	26,610	463
H.B. Fuller Co.	15,862	414
* OM Group, Inc.	7,848	369
Olin Corp.	19,326	323
* W.R. Grace & Co.	17,215	316
Minerals Technologies, Inc.	5,226	297
Sensient Technologies Corp.	11,782	281
CF Industries Holdings, Inc.	11,809	269
* Terra Industries, Inc.	24,856	257
Spartech Corp.	8,582	257
Ferro Corp.	11,383	237
NewMarket Corp.	3,712	233
MacDermid, Inc.	7,025	229
Arch Chemicals, Inc.	6,403	211
* Symyx Technologies, Inc.	8,723	191
* PolyOne Corp.	23,486	180
Georgia Gulf Corp.	8,741	178
* Rockwood Holdings, Inc.	6,999	177
Westlake Chemical Corp.	5,278	173
A. Schulman Inc.	7,091	162
* Zoltek Cos., Inc.	5,149	116
American Vanguard Corp.	5,120	91
Tronox Inc. Class B	5,844	87
Tronox Inc.	5,242	80
NL Industries, Inc.	2,554	28

		67,062

Construction Materials (3.9%)
Vulcan Materials Co.	26,026	2,309
Martin Marietta Materials, Inc.	12,078	1,199
Florida Rock Industries, Inc.	13,245	597
Eagle Materials, Inc.	13,464	579
Texas Industries, Inc.	6,438	439
* Headwaters Inc.	11,334	271

		5,394

Containers & Packaging (8.3%)
Sealed Air Corp.	21,620	1,287
* Pactiv Corp.	36,803	1,268
Temple-Inland Inc.	29,009	1,134
Ball Corp.	26,405	1,129
Bemis Co., Inc.	28,066	958
Sonoco Products Co.	25,248	934
* Crown Holdings, Inc.	45,025	927
* Owens-Illinois, Inc.	41,184	778
* Smurfit-Stone Container Corp.	68,298	733
AptarGroup Inc.	9,386	575
Packaging Corp. of America	22,351	504
Greif Inc. Class A	3,077	305
Silgan Holdings, Inc.	6,572	283
Rock-Tenn Co.	8,901	224
* Graphic Packaging Corp.	26,702	113
Myers Industries, Inc.	6,866	111
Chesapeake Corp. of Virginia	5,104	83
* Caraustar Industries, Inc.	7,841	62

		11,408

Metals & Mining (31.0%)
Alcoa Inc.	232,165	7,237
Phelps Dodge Corp.	54,606	6,716
Newmont Mining Corp. (Holding Co.)	120,384	5,647
Nucor Corp.	82,604	4,944
Freeport-McMoRan Copper & Gold, Inc. Class B	50,101	3,150
United States Steel Corp.	32,993	2,468
Allegheny Technologies Inc.	22,895	2,053
Commercial Metals Co.	30,453	885
Steel Dynamics, Inc.	24,434	795
* Titanium Metals Corp.	23,793	761
Carpenter Technology Corp.	6,516	696
Reliance Steel & Aluminum Co.	16,078	619
* Oregon Steel Mills, Inc.	9,549	601
Chaparral Steel Co.	12,384	576
Cleveland-Cliffs Inc.	11,071	532
* AK Steel Corp.	29,389	485
* RTI International Metals, Inc.	6,142	465
* Aleris International Inc.	8,041	419
* Coeur d'Alene Mines Corp.	74,058	404
Quanex Corp.	9,791	363
Worthington Industries, Inc.	18,885	349
Compass Minerals International	8,559	283
* Century Aluminum Co.	6,136	262
* Apex Silver Mines Ltd.	14,821	260
Metal Management, Inc.	6,848	251
Schnitzer Steel Industries, Inc. Class A	6,139	251
* Hecla Mining Co.	31,906	222
Royal Gold, Inc.	5,379	171
AMCOL International Corp.	6,097	169
* Brush Engineered Materials Inc.	4,656	165
Ryerson Tull, Inc.	6,979	155
* Stillwater Mining Co.	11,081	154
Gibraltar Industries Inc.	6,760	148
A.M. Castle & Co.	3,006	80

		42,736

Paper & Forest Products (8.2%)
Weyerhaeuser Co.	65,991	4,268
International Paper Co.	115,496	3,823
MeadWestvaco Corp.	48,542	1,432
Louisiana-Pacific Corp.	28,363	598
Bowater Inc.	14,897	325
Wausau Paper Corp.	12,337	185
Glatfelter	10,733	159
Deltic Timber Corp.	2,841	151
Neenah Paper Inc.	4,039	138
* Buckeye Technology, Inc.	9,105	107
Schweitzer-Mauduit International, Inc.	4,003	99

		11,285

Total Investments (100.0%)
(Cost $123,044)		137,885

Other Assets and Liabilities - Net(0.0%)		33

Net Assets (100%)		137,918

*	Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2006, the cost of investment securities for tax purposes was $123,044,000. Net unrealized appreciation of investment securities for tax purposes was $14,841,000, consisting of unrealized gains of $18,128,000 on securities that had risen in value since their purchase and $3,287,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Telecommunication Services Index Fund
Schedule of Investments
November 30, 2006

	Shares	Market Value ($000)

Common Stocks (100.9%)

Diversified Telecommunication Services (71.7%)
AT&T Inc.	908,705	30,814
Verizon Communications Inc.	602,262	21,043
BellSouth Corp.	318,412	14,198
* Qwest Communications International Inc.	688,366	5,293
Embarq Corp.	73,155	3,764
Windstream Corp.	245,547	3,423
* Level 3 Communications, Inc.	574,782	3,069
CenturyTel, Inc.	66,155	2,815
Citizens Communications Co.	194,330	2,754
* NeuStar, Inc. Class A	60,369	2,007
* Time Warner Telecom Inc.	107,579	1,962
* Broadwing Corp.	111,446	1,686
* Cincinnati Bell Inc.	358,311	1,620
Commonwealth Telephone Enterprises, Inc.	37,223	1,551
* General Communication, Inc.	99,763	1,522
* Cogent Communications Group, Inc.	94,569	1,499
* Cbeyond Inc.	45,260	1,487
* Premiere Global Services, Inc.	180,696	1,473
FairPoint Communications, Inc.	78,499	1,450
* Covad Communications Group, Inc.	1,173,000	1,408
Iowa Telecommunications Services Inc.	75,551	1,408
Consolidated Communications Holdings, Inc.	75,959	1,407
Surewest Communications	56,336	1,395
* Global Crossing Ltd.	53,496	1,381
North Pittsburgh Systems, Inc.	56,175	1,362
* IDT Corp. Class B	87,066	1,129
Alaska Communications Systems Holdings, Inc.	53,080	801
* IDT Corp.	29,382	395

		114,116

Wireless Telecommunication Services (29.2%)
Alltel Corp.	127,138	7,214
Sprint Nextel Corp.	365,191	7,125
* American Tower Corp. Class A	171,343	6,489
* NII Holdings Inc.	64,688	4,200
* Crown Castle International Corp.	101,926	3,512
* Leap Wireless International, Inc.	38,987	2,212
* SBA Communications Corp.	73,038	2,072
* Dobson Communications Corp.	193,517	1,674
* U.S. Cellular Corp.	24,301	1,636
Telephone & Data Systems, Inc.	29,301	1,514
USA Mobility, Inc.	61,036	1,486
Telephone & Data Systems, Inc. - Special Common Shares	29,529	1,422
Centennial Communications Corp. Class A	212,987	1,386
* Syniverse Holdings Inc.	99,248	1,375
* InPhonic, Inc.	120,033	1,353
* Fibertower Corp.	236,205	1,285
* Wireless Facilities, Inc.	166,025	389
* @ Road, Inc.	10,986	72

		46,416

Total Investments (100.9%)
(Cost $150,588)		160,532

Other Assets and Liabilities - Net (-0.9%)		(1,489)

Net Assets (100%)		159,043

*	Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity are valued at that fund's net asset value.

At November 30, 2006, the cost of investment securities for tax purposes was $150,588,000. Net unrealized appreciation of investment securities for tax purposes was $9,944,000, consisting of unrealized gains of $11,509,000 on securities that had risen in value since their purchase and $1,565,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Utilities Index Fund
Schedule of Investments
November 30, 2006

	Shares	Market Value ($000)

Common Stocks (100.0%)

Electric Utilities (40.1%)
Exelon Corp.	257,469	15,636
Southern Co.	285,467	10,348
FPL Group, Inc.	147,755	7,875
FirstEnergy Corp.	126,849	7,591
Entergy Corp.	80,131	7,318
American Electric Power Co., Inc.	151,516	6,289
Edison International	119,037	5,473
PPL Corp.	146,523	5,326
Progress Energy, Inc.	92,564	4,422
* Allegheny Energy, Inc.	63,302	2,808
Pinnacle West Capital Corp.	38,205	1,885
Pepco Holdings, Inc.	73,317	1,879
Northeast Utilities	59,148	1,658
* Reliant Energy, Inc.	118,112	1,585
* Sierra Pacific Resources	84,824	1,393
DPL Inc.	43,928	1,228
Great Plains Energy, Inc.	30,798	973
Westar Energy, Inc.	33,560	892
Hawaiian Electric Industries Inc.	31,247	846
IDACORP, Inc.	16,466	658
Duquesne Light Holdings, Inc.	30,167	609
Cleco Corp.	22,119	567
UniSource Energy Corp.	13,532	497
* El Paso Electric Co.	18,608	462
ALLETE, Inc.	9,899	462
ITC Holdings Corp.	10,549	414
UIL Holdings Corp.	8,986	386
Otter Tail Corp.	10,796	332
Empire District Electric Co.	11,552	278
MGE Energy, Inc.	7,909	272

		90,362

Gas Utilities (8.2%)
Questar Corp.	32,962	2,843
Equitable Resources, Inc.	44,116	1,914
ONEOK, Inc.	42,953	1,857
Energen Corp.	26,454	1,200
National Fuel Gas Co.	30,428	1,153
AGL Resources Inc.	30,016	1,153
UGI Corp. Holding Co.	40,562	1,143
Southern Union Co.	36,624	1,027
Atmos Energy Corp.	31,284	1,025
Nicor Inc.	17,095	847
Piedmont Natural Gas, Inc.	29,079	810
Peoples Energy Corp.	14,779	641
WGL Holdings Inc.	18,785	621
Southwest Gas Corp.	15,673	588
New Jersey Resources Corp.	10,799	559
Northwest Natural Gas Co.	10,612	438
South Jersey Industries, Inc.	11,237	375
The Laclede Group, Inc.	7,830	286

		18,480

Independent Power Producers & Energy Traders (12.4%)
TXU Corp.	168,564	9,674
* AES Corp.	254,375	5,945
Constellation Energy Group, Inc.	69,096	4,741
* Mirant Corp.	98,854	3,007
* NRG Energy, Inc.	50,062	2,850
* Dynegy, Inc.	153,812	1,044
Black Hills Corp.	12,839	458
Ormat Technologies Inc.	4,795	177

		27,896

Multi-Utilities (38.5%)
Duke Energy Corp.	481,877	15,285
Dominion Resources, Inc.	135,698	10,956
Public Service Enterprise Group, Inc.	96,809	6,507
PG&E Corp.	136,179	6,255
Sempra Energy	90,414	4,928
Consolidated Edison Inc.	98,570	4,753
Ameren Corp.	79,121	4,329
Xcel Energy, Inc.	156,133	3,585
DTE Energy Co.	68,367	3,219
KeySpan Corp.	67,314	2,762
NiSource, Inc.	104,920	2,587
Wisconsin Energy Corp.	44,992	2,105
CenterPoint Energy Inc.	113,916	1,862
Alliant Energy Corp.	45,269	1,761
SCANA Corp.	42,388	1,749
MDU Resources Group, Inc.	62,369	1,643
NSTAR	41,147	1,448
Energy East Corp.	56,894	1,390
* CMS Energy Corp.	85,219	1,381
OGE Energy Corp.	34,980	1,372
TECO Energy, Inc.	80,446	1,367
Puget Energy, Inc.	44,692	1,110
WPS Resources Corp.	16,418	859
Vectren Corp.	29,346	838
PNM Resources Inc.	25,375	779
* Aquila, Inc.	144,006	660
Avista Corp.	18,866	508
NorthWestern Corp.	13,703	490
CH Energy Group, Inc.	6,083	326

		86,814

Water Utilities (0.8%)
Aqua America, Inc.	50,806	1,215
California Water Service Group	7,466	302
American States Water Co.	6,471	242
SJW Corp.	5,276	185

		1,944

Total Investments (100.0%)
(Cost $206,673)		225,496

Other Assets and Liabilities - Net (0.0%)		(80)

Net Assets (100%)		225,416

*	Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2006, the cost of investment securities for tax purposes was $206,673,000. Net unrealized appreciation of investment securities for tax purposes was $18,823,000, consisting of unrealized gains of $18,997,000 on securities that had risen in value since their purchase and $174,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2007

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 18, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.